Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

COI-QTLY-1020
1.9887942.101

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
4.1% 2/15/28	$2,406,000	$2,808,836
4.3% 2/15/30	3,992,000	4,769,082
4.5% 3/9/48	33,904,000	39,710,386
4.75% 5/15/46	41,310,000	49,317,200
4.9% 6/15/42	6,909,000	8,390,120
5.55% 8/15/41	12,537,000	16,177,687
6.2% 3/15/40	2,303,000	3,145,445
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,246,000	1,304,687
7.5% 10/15/26 (a)	1,565,000	1,670,638
Century Telephone Enterprises, Inc. 6.875% 1/15/28	40,000	44,000
CenturyLink, Inc.:
5.125% 12/15/26 (a)	1,995,000	2,068,865
5.625% 4/1/25	415,000	447,681
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	60,000	60,156
4.25% 7/1/28 (a)	705,000	725,621
5.25% 3/15/26	1,028,000	1,071,793
5.375% 1/15/24	2,779,000	2,810,264
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,595,000	2,734,092
SFR Group SA:
7.375% 5/1/26 (a)	1,245,000	1,321,754
8.125% 2/1/27 (a)	325,000	362,375
Sprint Capital Corp. 6.875% 11/15/28	850,000	1,087,354
Telecom Italia Capital SA:
6% 9/30/34	286,000	347,490
6.375% 11/15/33	162,000	202,500
Telecom Italia SpA 5.303% 5/30/24 (a)	2,014,000	2,223,375
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	850,400
Verizon Communications, Inc.:
3.15% 3/22/30	3,550,000	4,011,994
4.329% 9/21/28	10,293,000	12,469,032
4.862% 8/21/46	22,754,000	30,545,593
5.012% 4/15/49	1,323,000	1,835,875
Virgin Media Finance PLC 5% 7/15/30 (a)	191,000	196,730
		192,711,025
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	1,429,000	2,127,490
Netflix, Inc.:
4.375% 11/15/26	395,000	439,520
4.875% 4/15/28	345,000	399,338
4.875% 6/15/30 (a)	175,000	202,781
5.375% 11/15/29 (a)	285,000	342,713
5.875% 11/15/28	450,000	551,250
6.375% 5/15/29	135,000	170,438
The Walt Disney Co.:
2.2% 1/13/28	10,316,000	10,933,402
2.65% 1/13/31	13,000,000	14,065,907
		29,232,839
Media - 1.0%
Altice Financing SA:
5% 1/15/28 (a)	225,000	231,188
7.5% 5/15/26 (a)	819,000	874,027
Altice France Holding SA 6% 2/15/28 (a)	250,000	250,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	765,000	799,207
4.5% 8/15/30 (a)	435,000	460,013
5% 2/1/28 (a)	2,401,000	2,539,058
5.125% 5/1/27 (a)	1,159,000	1,234,358
5.375% 5/1/25 (a)	1,393,000	1,433,049
5.5% 5/1/26 (a)	528,000	551,760
5.75% 2/15/26 (a)	438,000	459,050
5.875% 5/1/27 (a)	697,000	732,721
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,100,000	26,371,423
3.7% 4/1/51	20,100,000	19,921,168
4.464% 7/23/22	5,986,000	6,378,622
4.8% 3/1/50	10,000,000	11,371,533
4.908% 7/23/25	4,642,000	5,400,837
5.375% 5/1/47	41,310,000	49,714,498
5.75% 4/1/48	18,275,000	22,827,329
Comcast Corp.:
3.4% 4/1/30	2,848,000	3,292,218
3.75% 4/1/40	1,000,000	1,179,400
3.9% 3/1/38	1,096,000	1,310,067
4.65% 7/15/42	2,578,000	3,322,404
CSC Holdings LLC:
4.125% 12/1/30 (a)	510,000	529,380
5.5% 5/15/26 (a)	503,000	527,627
5.5% 4/15/27 (a)	564,000	601,483
5.75% 1/15/30 (a)	875,000	953,750
Discovery Communications LLC:
3.625% 5/15/30	6,407,000	7,089,912
4.65% 5/15/50	17,335,000	19,800,139
DISH DBS Corp. 5.875% 11/15/24	638,000	674,348
Fox Corp.:
4.709% 1/25/29	2,296,000	2,755,328
5.476% 1/25/39	2,264,000	2,991,481
5.576% 1/25/49	1,502,000	2,060,550
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	365,000	369,563
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	155,000	163,138
4.625% 7/15/24 (a)	337,000	350,480
5% 8/1/27 (a)	375,000	397,755
5.375% 7/15/26 (a)	2,275,000	2,380,219
5.5% 7/1/29 (a)	890,000	977,469
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,116,308
4.5% 9/15/42	886,000	988,673
5.5% 9/1/41	1,530,000	1,872,106
5.875% 11/15/40	3,289,000	4,168,383
6.55% 5/1/37	5,846,000	7,800,148
6.75% 6/15/39	4,614,000	6,396,308
7.3% 7/1/38	3,785,000	5,375,428
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	55,000	57,750
5.5% 8/15/26 (a)	709,000	747,109
5.5% 5/15/29 (a)	415,000	448,719
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	540,000	572,400
Ziggo BV:
4.875% 1/15/30 (a)	280,000	296,999
5.5% 1/15/27 (a)	3,220,000	3,384,252
		248,501,135
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	1,445,000	1,473,900
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,200,000	1,252,875
6% 3/15/25 (a)	240,000	246,300
6.625% 10/15/26 (a)	1,253,000	1,361,854
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	543,000	564,720
Sprint Communications, Inc. 6% 11/15/22	575,000	623,875
Sprint Corp. 7.875% 9/15/23	600,000	697,875
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	12,750,000	14,419,103
3.875% 4/15/30 (a)	23,877,000	27,289,262
4.375% 4/15/40 (a)	2,340,000	2,814,224
4.5% 2/1/26	376,000	387,744
4.5% 4/15/50 (a)	4,597,000	5,615,144
6.375% 3/1/25	2,175,000	2,221,219
		58,968,095

TOTAL COMMUNICATION SERVICES		529,413,094

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
General Motors Co. 5.4% 10/2/23	18,263,000	20,244,067
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,169,465
4.25% 5/15/23	1,359,000	1,449,547
4.375% 9/25/21	5,310,000	5,491,871
5.2% 3/20/23	11,203,000	12,220,076
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	10,524,000	10,920,089
3.125% 5/12/23 (a)	9,168,000	9,728,107
3.35% 5/13/25 (a)	14,765,000	16,222,692
		85,445,914
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	765,000	738,225
Service Corp. International 5.125% 6/1/29	970,000	1,074,634
		1,812,859
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	743,000	756,931
4.375% 1/15/28 (a)	670,000	688,425
5.75% 4/15/25 (a)	210,000	224,175
Aramark Services, Inc.:
4.75% 6/1/26	843,000	838,102
5% 2/1/28 (a)	2,230,000	2,232,788
6.375% 5/1/25 (a)	1,890,000	1,979,775
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	836,000	800,361
Colt Merger Sub, Inc. 6.25% 7/1/25 (a)	905,000	957,897
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	836,000	844,360
4.875% 4/1/27	164,000	168,100
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	836,000	862,568
MCE Finance Ltd. 4.875% 6/6/25 (a)	750,000	774,449
MGM Mirage, Inc.:
5.75% 6/15/25	820,000	875,350
6% 3/15/23	606,000	639,330
Starbucks Corp. 1.3% 5/7/22	5,502,000	5,588,422
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	80,000	79,200
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	478,000	495,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	522,000	508,428
5.5% 3/1/25 (a)	645,000	638,550
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	497,000	498,708
5.5% 10/1/27 (a)	425,000	428,055
Yum! Brands, Inc. 7.75% 4/1/25 (a)	805,000	898,581
		21,778,480
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,749,060
5% 6/15/27	12,243,000	13,926,413
5.25% 6/1/26	2,965,000	3,346,091
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	15,621,558
4.875% 11/15/25	45,000	50,193
4.875% 3/15/27	15,464,000	17,397,000
5.625% 1/15/24	950,000	1,042,625
		62,132,940
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC 4.125% 8/1/30 (a)	170,000	178,075
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,938,238
3% 11/19/24	6,474,000	6,855,848
Mattel, Inc. 6.75% 12/31/25 (a)	355,000	376,744
		10,170,830
Multiline Retail - 0.0%
Target Corp. 2.25% 4/15/25	2,938,000	3,149,081
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	1,430,000	1,675,251
AutoZone, Inc. 4% 4/15/30	19,121,000	22,751,142
O'Reilly Automotive, Inc. 4.2% 4/1/30	2,105,000	2,531,325
TJX Companies, Inc.:
3.75% 4/15/27	7,767,000	8,935,617
3.875% 4/15/30	14,400,000	17,085,475
4.5% 4/15/50	9,275,000	11,738,065
		64,716,875
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	1,249,000	1,345,489
3.25% 3/27/40	4,305,000	4,830,772
The William Carter Co. 5.625% 3/15/27 (a)	446,000	473,821
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	645,000	683,700
		7,333,782

TOTAL CONSUMER DISCRETIONARY		256,718,836

CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,600,000	7,832,898
4.9% 2/1/46	14,391,000	17,463,012
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,375,000	11,877,943
4.35% 6/1/40	6,274,000	7,288,458
4.5% 6/1/50	11,500,000	13,917,874
4.6% 6/1/60	18,803,000	22,969,116
4.75% 1/23/29	11,220,000	13,700,641
4.75% 4/15/58	5,641,000	6,977,981
5.45% 1/23/39	5,480,000	6,970,811
5.55% 1/23/49	13,389,000	18,069,132
5.8% 1/23/59 (Reg. S)	14,304,000	20,325,619
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,402,055
PepsiCo, Inc.:
2.625% 3/19/27	1,114,000	1,232,580
2.75% 3/19/30	5,700,000	6,385,890
3.625% 3/19/50	4,172,000	5,051,288
		164,465,298
Food & Staples Retailing - 0.4%
Sysco Corp.:
5.95% 4/1/30	1,705,000	2,149,637
6.6% 4/1/40	13,806,000	18,387,130
6.6% 4/1/50	53,060,000	73,193,560
U.S. Foods, Inc. 6.25% 4/15/25 (a)	445,000	471,700
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,982,471
		96,184,498
Food Products - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	615,000	652,669
General Mills, Inc. 2.875% 4/15/30	1,277,000	1,404,128
H.J. Heinz Co.:
3.875% 5/15/27 (a)	560,000	598,795
4.25% 3/1/31 (a)	525,000	580,065
4.375% 6/1/46	11,995,000	12,249,162
4.875% 10/1/49 (a)	10,000,000	10,976,031
5% 7/15/35	295,000	341,173
5.2% 7/15/45	6,203,000	7,029,121
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	9,489,000	13,030,605
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,236,000	2,308,670
5.875% 7/15/24 (a)	1,218,000	1,242,360
6.75% 2/15/28 (a)	269,000	297,918
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	21,165,000	23,512,625
6.5% 4/15/29 (a)	22,201,000	25,198,135
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	825,000	907,842
TreeHouse Foods, Inc. 4% 9/1/28 (b)	340,000	346,015
		100,675,314
Household Products - 0.0%
Procter & Gamble Co. 2.8% 3/25/27	1,441,000	1,613,617
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
2.6% 4/15/30	7,880,000	8,652,843
3.125% 12/1/49	5,608,000	6,218,397
		14,871,240

TOTAL CONSUMER STAPLES		377,809,967

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,509,046
Jonah Energy LLC 7.25% 10/15/25 (a)	301,000	42,140
		1,551,186
Oil, Gas & Consumable Fuels - 1.4%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	6,054,618
Amerada Hess Corp.:
7.125% 3/15/33	1,403,000	1,732,393
7.3% 8/15/31	1,709,000	2,103,930
7.875% 10/1/29	4,789,000	6,061,559
Canadian Natural Resources Ltd. 3.45% 11/15/21	2,648,000	2,714,822
Cheniere Energy Partners LP:
5.25% 10/1/25	4,295,000	4,394,816
5.625% 10/1/26	1,230,000	1,289,274
Chesapeake Energy Corp.:
7% 10/1/24 (c)	210,000	8,925
8% 6/15/27 (c)	1,005,000	42,713
Columbia Pipeline Group, Inc. 4.5% 6/1/25	852,000	991,645
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	760,000	697,300
5.75% 4/1/25	1,671,000	1,598,604
6.25% 4/1/23	750,000	738,593
CVR Energy, Inc.:
5.25% 2/15/25 (a)	790,000	747,222
5.75% 2/15/28 (a)	105,000	95,288
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,277,660
5.85% 5/21/43 (a)(d)	4,466,000	3,455,568
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,154,950
5.125% 5/15/29	1,740,000	1,844,417
5.375% 7/15/25	1,605,000	1,724,252
5.6% 4/1/44	2,703,000	2,567,850
5.625% 7/15/27	620,000	669,600
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(c)	770,000	385,000
9.25% 3/31/22 (a)(c)	70,000	35,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	530,000	547,888
8.5% 10/30/25 (a)	910,000	973,700
El Paso Corp. 6.5% 9/15/20	7,470,000	7,485,782
Enable Midstream Partners LP 3.9% 5/15/24 (d)	869,000	863,281
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,699,354
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,188,451
4.25% 12/1/26	1,461,000	1,688,520
Encana Corp. 5.15% 11/15/41	3,000,000	2,112,828
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	45,000	44,964
5.75% 1/30/28 (a)	435,000	444,788
6.625% 7/15/25 (a)	110,000	114,744
Energy Transfer Partners LP:
3.75% 5/15/30	3,643,000	3,612,427
4.2% 9/15/23	1,203,000	1,275,984
4.25% 3/15/23	1,393,000	1,467,731
4.5% 4/15/24	1,576,000	1,695,864
4.95% 6/15/28	4,103,000	4,394,561
5% 5/15/50	7,800,000	7,458,490
5.25% 4/15/29	2,564,000	2,806,425
5.8% 6/15/38	2,288,000	2,310,486
6% 6/15/48	1,490,000	1,526,959
6.25% 4/15/49	1,761,000	1,842,485
EQM Midstream Partners LP 6.5% 7/1/27 (a)	305,000	333,975
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,200,000	1,206,000
Hess Corp.:
4.3% 4/1/27	1,341,000	1,427,107
5.6% 2/15/41	2,100,000	2,395,246
5.8% 4/1/47	5,019,000	5,717,561
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	780,000	801,934
5.625% 2/15/26 (a)	1,503,000	1,563,781
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	542,000	513,545
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	910,000	910,546
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,619,620
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (d)(e)	2,253,000	2,252,923
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (d)(e)	3,392,000	3,392,304
4.8% 2/15/29	1,376,000	1,593,112
4.875% 12/1/24	1,974,000	2,227,625
5.5% 2/15/49	4,129,000	4,875,271
Occidental Petroleum Corp.:
2.7% 8/15/22	1,780,000	1,750,052
2.9% 8/15/24	6,978,000	6,419,760
3.125% 2/15/22	4,013,000	3,952,805
3.2% 8/15/26	865,000	758,467
3.4% 4/15/26	310,000	274,623
3.5% 8/15/29	3,016,000	2,593,760
4.2% 3/15/48	235,000	178,013
4.3% 8/15/39	562,000	432,740
4.4% 4/15/46	235,000	187,706
4.4% 8/15/49	3,717,000	2,862,090
5.55% 3/15/26	5,734,000	5,705,330
6.2% 3/15/40	160,000	152,000
6.45% 9/15/36	5,135,000	5,035,586
6.6% 3/15/46	4,886,000	4,852,238
7.5% 5/1/31	7,400,000	7,844,000
7.875% 9/15/31	100,000	107,000
8.875% 7/15/30	345,000	389,850
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,125,000	1,231,875
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	32,189,738
Petroleos Mexicanos:
6.35% 2/12/48	1,560,000	1,258,171
6.49% 1/23/27 (a)	3,630,000	3,575,913
6.5% 3/13/27	4,256,000	4,194,288
6.75% 9/21/47	22,490,000	18,692,564
6.84% 1/23/30 (a)	15,264,000	14,714,496
6.95% 1/28/60 (a)	7,166,000	5,956,021
7.69% 1/23/50 (a)	52,206,000	46,553,072
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	1,958,751
3.6% 11/1/24	1,903,000	1,991,632
3.65% 6/1/22	3,779,000	3,884,442
QEP Resources, Inc. 5.25% 5/1/23	836,000	685,520
Rattler Midstream LP 5.625% 7/15/25 (a)	1,110,000	1,173,825
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,106,942
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	14,626,000	16,743,922
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,696,418
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	35,000	35,571
5.5% 2/15/26	1,315,000	1,354,950
5.875% 3/15/28	135,000	141,413
6% 4/15/27	15,000	15,967
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	516,000	519,240
4.875% 2/1/31 (a)	235,000	236,774
5.125% 2/1/25	953,000	973,270
5.375% 2/1/27	128,000	132,160
5.875% 4/15/26	881,000	927,253
The Williams Companies, Inc.:
3.5% 11/15/30	15,742,000	17,297,110
3.7% 1/15/23	808,000	857,593
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	618,000
Western Gas Partners LP:
3.95% 6/1/25	1,395,000	1,391,080
4% 7/1/22	125,000	127,188
4.1% 2/1/25	475,000	473,870
4.65% 7/1/26	2,820,000	2,883,450
4.75% 8/15/28	1,236,000	1,256,740
5.05% 2/1/30	805,000	825,286
5.3% 3/1/48	240,000	214,279
5.375% 6/1/21	4,807,000	4,855,070
6.25% 2/1/50	90,000	90,128
Williams Partners LP 5.1% 9/15/45	9,765,000	11,371,034
		374,473,297

TOTAL ENERGY		376,024,483

FINANCIALS - 6.8%
Banks - 3.2%
Bank of America Corp.:
3.004% 12/20/23 (d)	10,687,000	11,262,868
3.3% 1/11/23	2,658,000	2,835,434
3.419% 12/20/28 (d)	5,193,000	5,803,170
3.5% 4/19/26	6,078,000	6,885,464
3.95% 4/21/25	37,660,000	42,363,092
4% 1/22/25	26,856,000	30,089,211
4.1% 7/24/23	1,426,000	1,572,534
4.183% 11/25/27	6,909,000	7,965,135
4.2% 8/26/24	8,311,000	9,313,897
4.25% 10/22/26	38,178,000	44,167,296
4.45% 3/3/26	6,522,000	7,563,196
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.0018% 7/20/22 (a)(d)(e)	8,158,000	8,211,399
Barclays Bank PLC:
1.7% 5/12/22	5,246,000	5,342,554
10.179% 6/12/21 (a)	1,750,000	1,869,465
Barclays PLC:
2.852% 5/7/26 (d)	14,944,000	15,779,272
4.375% 1/12/26	4,468,000	5,080,518
4.836% 5/9/28	6,102,000	6,804,040
5.088% 6/20/30 (d)	29,218,000	33,922,467
5.2% 5/12/26	1,556,000	1,768,876
BNP Paribas SA 2.219% 6/9/26 (a)(d)	13,752,000	14,340,692
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,474,300
CIT Group, Inc.:
3.929% 6/19/24 (d)	1,900,000	1,961,370
4.75% 2/16/24	2,520,000	2,652,300
6.125% 3/9/28	4,920,000	5,799,450
Citigroup, Inc.:
4.075% 4/23/29 (d)	4,606,000	5,356,123
4.125% 7/25/28	6,909,000	7,934,859
4.3% 11/20/26	1,766,000	2,035,225
4.4% 6/10/25	19,341,000	22,040,680
4.412% 3/31/31 (d)	34,201,000	41,536,688
4.45% 9/29/27	21,445,000	24,892,642
4.6% 3/9/26	17,445,000	20,257,513
5.3% 5/6/44	9,501,000	12,743,674
5.5% 9/13/25	7,738,000	9,216,079
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,130,000	3,315,214
4.3% 12/3/25	4,175,000	4,802,986
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(d)	3,723,000	4,082,747
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	10,759,817
4.55% 4/17/26	3,126,000	3,665,960
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,820,096
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,569,423
4.95% 3/31/30	2,548,000	3,134,538
5.25% 3/14/44	1,039,000	1,349,219
Huntington Bancshares, Inc. 7% 12/15/20	736,000	749,533
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	10,324,000	11,133,759
5.71% 1/15/26 (a)	29,145,000	32,382,463
JPMorgan Chase & Co.:
2.956% 5/13/31 (d)	7,934,000	8,517,913
4.125% 12/15/26	15,380,000	17,964,254
4.35% 8/15/21	8,482,000	8,810,688
4.625% 5/10/21	1,251,000	1,288,507
NatWest Markets PLC 2.375% 5/21/23 (a)	15,700,000	16,220,031
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,460,737
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)	8,707,000	9,316,618
4.8% 4/5/26	19,815,000	23,279,497
5.125% 5/28/24	35,958,000	39,825,353
6% 12/19/23	43,478,000	49,018,939
6.1% 6/10/23	19,857,000	22,082,617
6.125% 12/15/22	21,905,000	24,047,307
Societe Generale 4.25% 4/14/25 (a)	7,110,000	7,636,404
Synchrony Bank 3% 6/15/22	3,984,000	4,117,671
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,391,851
Wells Fargo & Co.:
2.406% 10/30/25 (d)	7,739,000	8,152,995
4.3% 7/22/27	25,328,000	29,117,777
4.478% 4/4/31 (d)	19,300,000	23,561,853
5.013% 4/4/51 (d)	32,990,000	44,910,997
Westpac Banking Corp. 4.11% 7/24/34 (d)	5,171,000	5,836,999
		863,166,246
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,539,057
Ares Capital Corp.:
3.875% 1/15/26	14,730,000	14,947,747
4.2% 6/10/24	15,463,000	16,012,005
Credit Suisse Group AG:
2.593% 9/11/25 (a)(d)	14,306,000	14,975,396
4.194% 4/1/31 (a)(d)	37,158,000	43,346,665
Deutsche Bank AG 4.5% 4/1/25	15,769,000	16,143,478
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,619,721
4.1% 1/13/26	8,332,000	8,873,601
5% 2/14/22	11,778,000	12,392,099
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	10,640,000	10,917,531
3.272% 9/29/25 (d)	35,921,000	39,126,442
3.8% 3/15/30	20,550,000	23,937,603
4.25% 10/21/25	12,215,000	13,905,405
6.75% 10/1/37	59,592,000	87,061,681
Intercontinental Exchange, Inc. 3.75% 12/1/25	2,038,000	2,319,945
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1878% 7/22/22 (d)(e)	3,745,000	3,769,272
3.125% 7/27/26	14,775,000	16,486,186
3.622% 4/1/31 (d)	17,370,000	20,172,134
3.625% 1/20/27	16,594,000	18,850,475
3.7% 10/23/24	4,754,000	5,307,151
3.875% 4/29/24	4,377,000	4,867,606
4.431% 1/23/30 (d)	5,526,000	6,667,280
4.875% 11/1/22	9,955,000	10,841,975
5% 11/24/25	21,351,000	25,106,239
5.75% 1/25/21	4,669,000	4,769,353
MSCI, Inc.:
4.75% 8/1/26 (a)	900,000	936,000
5.375% 5/15/27 (a)	1,242,000	1,341,006
State Street Corp.:
2.825% 3/30/23 (a)(d)	1,216,000	1,260,083
2.901% 3/30/26 (a)(d)	1,141,000	1,248,516
		434,741,652
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,249,342
3.5% 5/26/22	1,452,000	1,459,910
4.125% 7/3/23	4,250,000	4,315,268
4.45% 12/16/21	3,670,000	3,740,641
4.45% 4/3/26	4,254,000	4,287,749
4.5% 5/15/21	1,333,000	1,355,761
4.875% 1/16/24	6,629,000	6,833,901
5% 10/1/21	1,999,000	2,055,832
6.5% 7/15/25	6,613,000	7,192,361
Ally Financial, Inc.:
3.05% 6/5/23	17,631,000	18,296,249
3.875% 5/21/24	9,264,000	9,862,417
4.625% 3/30/25	3,595,000	3,977,167
5.125% 9/30/24	4,859,000	5,437,520
5.75% 11/20/25	1,188,000	1,333,566
5.8% 5/1/25	9,417,000	10,886,038
8% 11/1/31	5,369,000	7,293,680
Capital One Financial Corp.:
3.65% 5/11/27	21,700,000	24,143,916
3.8% 1/31/28	6,880,000	7,683,548
Discover Financial Services:
3.95% 11/6/24	1,874,000	2,062,956
4.1% 2/9/27	17,218,000	19,167,715
4.5% 1/30/26	5,913,000	6,777,816
Ford Motor Credit Co. LLC:
3.087% 1/9/23	310,000	308,109
3.219% 1/9/22	290,000	288,518
3.339% 3/28/22	215,000	215,226
4.063% 11/1/24	46,639,000	47,302,207
4.687% 6/9/25	430,000	441,778
5.085% 1/7/21	3,662,000	3,666,578
5.113% 5/3/29	510,000	538,688
5.125% 6/16/25	320,000	336,234
5.584% 3/18/24	8,520,000	9,083,598
5.596% 1/7/22	7,576,000	7,784,113
Navient Corp.:
7.25% 1/25/22	376,000	394,800
7.25% 9/25/23	1,246,000	1,317,645
Springleaf Finance Corp.:
6.875% 3/15/25	935,000	1,054,498
7.125% 3/15/26	241,000	276,546
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,217,632
3.75% 8/15/21	1,457,000	1,488,772
3.95% 12/1/27	8,239,000	8,682,638
4.25% 8/15/24	1,467,000	1,575,061
4.375% 3/19/24	8,694,000	9,381,664
5.15% 3/19/29	18,424,000	21,060,695
		273,828,353
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
4.05% 7/1/30	9,134,000	9,799,854
4.125% 6/15/26	5,362,000	5,816,953
4.125% 5/15/29	19,691,000	21,308,111
Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,118,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	740,000	764,050
5.25% 5/15/27	2,310,000	2,454,375
6.25% 5/15/26	1,691,000	1,805,143
6.375% 12/15/25	387,000	401,513
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	930,000	944,229
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,300,000	7,198,450
Pine Street Trust I 4.572% 2/15/29 (a)	7,749,000	8,906,340
Pine Street Trust II 5.568% 2/15/49 (a)	7,700,000	9,453,941
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,693,544
		72,664,896
Insurance - 0.7%
AIA Group Ltd. 3.375% 4/7/30 (a)	13,088,000	14,658,287
American International Group, Inc. 3.4% 6/30/30	21,700,000	24,027,340
Five Corners Funding Trust II 2.85% 5/15/30 (a)	15,870,000	16,955,858
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (a)	12,820,000	14,007,612
4.569% 2/1/29 (a)	2,429,000	2,932,204
Lincoln National Corp. 3.4% 1/15/31	14,811,000	16,587,178
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	6,044,778
4.75% 3/15/39	2,280,000	3,037,795
4.8% 7/15/21	1,355,000	1,394,419
4.9% 3/15/49	1,190,000	1,670,695
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.57% 5/28/21 (a)(d)(e)	33,100,000	33,161,503
New York Life Insurance Co. 3.75% 5/15/50 (a)	3,182,000	3,603,340
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,024,019
Pricoa Global Funding I 5.375% 5/15/45 (d)	3,148,000	3,455,736
Progressive Corp. 3.2% 3/26/30	1,484,000	1,707,706
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,350,772
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(d)	3,000,000	3,427,308
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	7,316,000	7,544,702
Unum Group:
4% 6/15/29	6,130,000	6,699,497
4.5% 3/15/25	12,980,000	14,434,550
5.625% 9/15/20	1,914,000	1,917,326
5.75% 8/15/42	1,622,000	1,849,039
		183,491,664
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	184,000	177,100
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	722,000	769,836

TOTAL FINANCIALS		1,828,839,747

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.2% 11/21/29 (a)	4,900,000	5,423,180
Upjohn, Inc.:
1.65% 6/22/25 (a)	1,773,000	1,821,073
2.7% 6/22/30 (a)	9,017,000	9,406,168
3.85% 6/22/40 (a)	3,928,000	4,256,258
4% 6/22/50 (a)	6,783,000	7,385,700
		28,292,379
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (a)	350,000	357,228
4.625% 2/1/28 (a)	65,000	69,012
Teleflex, Inc.:
4.25% 6/1/28 (a)	145,000	152,975
4.875% 6/1/26	2,062,000	2,154,790
		2,734,005
Health Care Providers & Services - 0.4%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,602,735
Centene Corp.:
3.375% 2/15/30	5,275,000	5,486,000
4.25% 12/15/27	6,480,000	6,804,000
4.625% 12/15/29	8,795,000	9,637,913
4.75% 1/15/25	4,500,000	4,628,610
5.25% 4/1/25 (a)	2,168,000	2,249,300
5.375% 6/1/26 (a)	805,000	851,288
5.375% 8/15/26 (a)	2,486,000	2,632,053
Cigna Corp.:
4.125% 11/15/25	4,327,000	5,002,010
4.375% 10/15/28	6,630,000	7,934,320
4.8% 8/15/38	4,128,000	5,193,484
4.9% 12/15/48	4,124,000	5,448,330
CVS Health Corp.:
3% 8/15/26	891,000	977,578
3.625% 4/1/27	3,208,000	3,632,555
4.1% 3/25/25	6,710,000	7,651,824
4.3% 3/25/28	11,562,000	13,611,574
5.05% 3/25/48	1,287,000	1,670,642
5.125% 7/20/45	4,040,000	5,206,267
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	315,000	331,144
HCA Holdings, Inc. 4.75% 5/1/23	138,000	151,754
Tenet Healthcare Corp.:
4.625% 7/15/24	3,152,000	3,224,496
4.875% 1/1/26 (a)	385,000	400,400
5.125% 5/1/25	669,000	682,380
6.25% 2/1/27 (a)	740,000	777,000
7.5% 4/1/25 (a)	1,195,000	1,311,154
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,611,076
6.015% 11/15/48	4,674,000	5,350,586
UnitedHealth Group, Inc. 2.75% 5/15/40	2,923,000	3,082,906
		111,143,379
Health Care Technology - 0.0%
IMS Health, Inc.:
5% 10/15/26 (a)	1,449,000	1,513,785
5% 5/15/27 (a)	630,000	663,141
		2,176,926
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	70,000	73,675
5.5% 4/1/26 (a)	575,000	605,188
		678,863
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	50,548,000	58,013,528
Elanco Animal Health, Inc.:
4.912% 8/27/21 (d)	1,077,000	1,102,579
5.272% 8/28/23 (d)	3,402,000	3,770,130
5.9% 8/28/28 (d)	1,432,000	1,708,555
Mylan NV 3.95% 6/15/26	2,065,000	2,340,047
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	748,000	746,616
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	1,874,000	1,947,011
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,281,936
		70,910,402

TOTAL HEALTH CARE		215,935,954

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (a)	4,094,000	4,607,087
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,556,000	1,602,680
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	480,000	500,400
5.375% 7/15/26 (a)	1,748,000	1,831,030
Moog, Inc. 4.25% 12/15/27 (a)	980,000	1,011,850
The Boeing Co.:
5.04% 5/1/27	6,070,000	6,679,041
5.15% 5/1/30	6,070,000	6,796,370
5.705% 5/1/40	6,070,000	7,037,744
5.805% 5/1/50	6,070,000	7,251,283
5.93% 5/1/60	6,070,000	7,403,382
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,552,000	2,692,896
7.5% 3/15/27	95,000	99,275
8% 12/15/25 (a)	1,120,000	1,218,000
		48,731,038
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	1,705,000	1,820,088
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	965,000	1,006,379
Masco Corp. 4.45% 4/1/25	1,041,000	1,201,678
		2,208,057
Commercial Services & Supplies - 0.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	915,000	917,288
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	595,000	606,900
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,100,000	1,101,045
		2,625,233
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	577,000	632,709
5.875% 10/15/24	360,000	400,950
		1,033,659
Electrical Equipment - 0.0%
Sensata Technologies BV:
4.875% 10/15/23 (a)	791,000	834,505
5% 10/1/25 (a)	520,000	565,084
		1,399,589
Industrial Conglomerates - 0.2%
General Electric Co.:
3.45% 5/1/27	2,582,000	2,741,240
3.625% 5/1/30	6,002,000	6,178,910
4.25% 5/1/40	18,800,000	18,981,415
4.35% 5/1/50	21,476,000	21,820,860
		49,722,425
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	1,065,000	1,108,931
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	270,000	279,450
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	765,000	793,458
		1,072,908
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,072,158
3.95% 7/1/24 (a)	2,844,000	2,627,349
4.375% 5/1/26 (a)	3,481,000	3,205,731
5.25% 5/15/24 (a)	4,186,000	4,059,477
CSX Corp. 3.8% 4/15/50	2,517,000	3,008,765
		14,973,480
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,863,000	1,867,845
3% 9/15/23	583,000	586,136
3.375% 6/1/21	1,957,000	1,981,143
3.375% 7/1/25	11,630,000	11,835,318
3.75% 2/1/22	2,924,000	2,987,528
3.875% 4/1/21	2,112,000	2,134,283
4.25% 2/1/24	7,180,000	7,492,484
4.25% 9/15/24	2,331,000	2,431,890
FLY Leasing Ltd. 5.25% 10/15/24	364,000	288,470
		31,605,097
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (d)	1,374,000	1,553,317

TOTAL INDUSTRIALS		157,853,822

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,184,220
6.02% 6/15/26 (a)	1,948,000	2,293,394
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,170,000	1,199,250
		9,676,864
IT Services - 0.0%
Gartner, Inc.:
4.5% 7/1/28 (a)	395,000	412,775
5.125% 4/1/25 (a)	149,000	154,915
		567,690
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc.:
4.375% 4/15/28 (a)	490,000	510,825
4.625% 2/10/26 (a)	836,000	863,429
NVIDIA Corp.:
2.85% 4/1/30	3,561,000	3,969,226
3.5% 4/1/50	7,709,000	8,714,216
ON Semiconductor Corp. 3.875% 9/1/28 (a)	300,000	313,044
		14,370,740
Software - 0.2%
CDK Global, Inc.:
4.875% 6/1/27	1,199,000	1,264,945
5.25% 5/15/29 (a)	107,000	116,728
5.875% 6/15/26	842,000	884,412
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	910,602
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,464,920
Open Text Corp. 3.875% 2/15/28 (a)	420,000	431,995
Oracle Corp.:
2.5% 4/1/25	8,253,000	8,896,582
2.8% 4/1/27	8,253,000	9,053,167
2.95% 4/1/30	8,300,000	9,288,298
3.6% 4/1/40	8,250,000	9,298,236
3.6% 4/1/50	8,250,000	9,206,919
3.85% 4/1/60	8,300,000	9,575,986
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,000,000	1,071,100
		61,463,890
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)	3,173,000	3,401,552

TOTAL INFORMATION TECHNOLOGY		89,480,736

MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	585,000	612,788
CF Industries Holdings, Inc.:
5.15% 3/15/34	867,000	1,027,395
5.375% 3/15/44	15,000	18,638
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(d)(e)	1,221,000	1,148,488
6.5% 5/15/26 (a)	635,000	560,388
DuPont de Nemours, Inc. 2.169% 5/1/23	22,658,000	23,103,650
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,087,000	1,095,153
Olin Corp.:
5% 2/1/30	716,000	690,940
5.125% 9/15/27	975,000	960,375
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	1,120,575
7% 5/15/25	849,000	868,103
Valvoline, Inc.:
4.25% 2/15/30 (a)	165,000	175,106
4.375% 8/15/25	978,000	1,014,871
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	305,000	319,488
5.625% 10/1/24 (a)	1,254,000	1,348,050
		34,064,008
Containers & Packaging - 0.0%
Berry Global, Inc. 4.875% 7/15/26 (a)	489,000	519,563
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	238,000	248,103
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (a)(b)	95,000	96,900
OI European Group BV 4% 3/15/23 (a)	1,076,000	1,086,986
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	251,000	264,805
Silgan Holdings, Inc. 4.75% 3/15/25	295,000	300,900
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	485,000	511,491
8.5% 8/15/27 (a)	140,000	154,000
		3,182,748
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,910,000	2,961,821
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(d)	1,321,000	1,326,945
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,637,658
4.5% 8/1/47 (a)	1,522,000	1,837,339
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	10,000	10,800
Freeport-McMoRan, Inc.:
3.55% 3/1/22	236,000	241,829
3.875% 3/15/23	389,000	402,763
4.55% 11/14/24	173,000	186,560
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	670,000	662,710
6.5% 5/1/25 (a)	260,000	274,798
		9,543,223

TOTAL MATERIALS		46,789,979

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	7,224,000	9,166,781
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,634,641
CoreCivic, Inc.:
4.625% 5/1/23	1,421,000	1,349,950
5% 10/15/22	443,000	436,355
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,482,437
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	734,400
Duke Realty LP:
3.25% 6/30/26	589,000	649,047
3.625% 4/15/23	1,544,000	1,642,365
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,882,957
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	486,000	525,696
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	1,972,045
3.5% 8/1/26	1,945,000	2,139,975
Highwoods/Forsyth LP 3.2% 6/15/21	529,000	537,049
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	12,030,817
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,445,000	1,463,018
4.4% 6/15/24	948,000	1,003,217
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,508,000	2,633,400
4.5% 1/15/28	637,000	654,518
4.625% 6/15/25 (a)	150,000	158,295
5.75% 2/1/27	256,000	283,200
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,161,000	2,269,050
6.375% 3/1/24	268,000	276,710
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	8,376,000	8,430,394
4.375% 8/1/23	4,882,000	5,253,230
4.5% 1/15/25	2,013,000	2,114,547
4.5% 4/1/27	716,000	759,032
4.75% 1/15/28	11,294,000	12,169,315
4.95% 4/1/24	882,000	944,449
5.25% 1/15/26	3,755,000	4,117,150
Realty Income Corp. 3.25% 1/15/31	1,828,000	2,031,309
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	639,117
5% 12/15/23	494,000	513,745
Retail Properties America, Inc.:
4% 3/15/25	8,791,000	8,763,549
4.75% 9/15/30	16,814,000	16,643,956
SBA Communications Corp. 4.875% 9/1/24	557,000	572,150
Simon Property Group LP:
2.45% 9/13/29	3,008,000	3,007,414
3.375% 12/1/27	8,103,000	8,747,523
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,567,999
4.25% 2/1/26	2,753,000	2,863,812
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,531,059
The GEO Group, Inc.:
5.875% 10/15/24	170,000	133,450
6% 4/15/26	610,000	467,775
Uniti Group, Inc. 7.875% 2/15/25 (a)	835,000	882,520
Ventas Realty LP:
3% 1/15/30	11,060,000	11,166,115
3.125% 6/15/23	1,033,000	1,075,892
4% 3/1/28	2,150,000	2,324,735
4.125% 1/15/26	999,000	1,121,084
4.75% 11/15/30	16,500,000	18,820,883
VEREIT Operating Partnership LP 3.4% 1/15/28	2,874,000	2,974,362
VICI Properties, Inc.:
3.5% 2/15/25 (a)	305,000	305,537
4.25% 12/1/26 (a)	1,640,000	1,676,900
4.625% 12/1/29 (a)	595,000	618,800
Weingarten Realty Investors 3.375% 10/15/22	456,000	465,757
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,906,066
4% 2/1/25	3,423,000	3,735,269
4.6% 4/1/24	5,327,000	5,853,953
		189,124,771
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,116,451
3.95% 11/15/27	4,382,000	4,551,555
4.1% 10/1/24	3,961,000	4,173,608
4.55% 10/1/29	1,896,000	2,022,242
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	9,089,125
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,107,605
Howard Hughes Corp. 5.375% 3/15/25 (a)	927,000	938,495
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,214,842
4.5% 4/18/22	678,000	650,802
Mid-America Apartments LP 4% 11/15/25	828,000	940,681
Post Apartment Homes LP 3.375% 12/1/22	502,000	525,216
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,472,288
3.75% 12/1/24	2,635,000	2,592,747
3.875% 12/1/23	1,186,000	1,181,090
3.875% 7/15/27	11,191,000	10,787,460
		53,364,207

TOTAL REAL ESTATE		242,488,978

UTILITIES - 0.6%
Electric Utilities - 0.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	140,000	146,650
5% 9/15/26	925,000	970,751
5.75% 10/15/25	333,000	352,980
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,843,000	4,938,956
DPL, Inc. 4.35% 4/15/29	2,785,000	3,051,747
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (a)	3,889,000	4,101,327
Exelon Corp.:
4.05% 4/15/30	3,122,000	3,680,567
4.7% 4/15/50	1,390,000	1,784,702
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,775,045
7.375% 11/15/31	5,738,000	8,112,742
InterGen NV 7% 6/30/23 (a)	964,000	935,080
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,963,000	2,123,807
NextEra Energy Partners LP 4.25% 9/15/24 (a)	616,000	656,040
NRG Energy, Inc.:
5.25% 6/15/29 (a)	484,000	527,560
5.75% 1/15/28	581,000	631,838
6.625% 1/15/27	185,000	197,987
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,507,774	1,590,702
Pattern Energy Operations LP 4.5% 8/15/28 (a)	215,000	226,288
PG&E Corp. 5.25% 7/1/30	1,155,000	1,152,043
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,663,000	1,763,578
5.5% 9/1/26 (a)	3,498,000	3,672,900
5.625% 2/15/27 (a)	545,000	576,338
		45,969,628
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,551,124
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	715,317
		2,266,441
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	213,000	220,498
4.75% 1/15/30 (a)	75,000	80,250
5% 1/31/28 (a)	656,000	728,905
The AES Corp.:
3.3% 7/15/25 (a)	15,965,000	17,134,356
3.95% 7/15/30 (a)	13,922,000	15,067,781
5.5% 4/15/25	575,000	592,299
		33,824,089
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,758,000	2,083,535
4.05% 4/15/25 (a)	21,459,000	24,524,670
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	1,411,000	1,630,631
3.95% 4/1/50	2,477,000	2,954,230
NiSource Finance Corp. 5.95% 6/15/41	1,737,000	2,465,944
NiSource, Inc. 2.95% 9/1/29	12,206,000	13,378,272
Puget Energy, Inc.:
4.1% 6/15/30 (a)	6,250,000	6,891,012
5.625% 7/15/22	3,305,000	3,517,987
6% 9/1/21	3,185,000	3,351,362
Sempra Energy 6% 10/15/39	2,744,000	3,826,576
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (d)(e)	1,843,000	1,522,245
		66,146,464

TOTAL UTILITIES		148,206,622

TOTAL NONCONVERTIBLE BONDS
(Cost $3,868,243,020)		4,269,562,218

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
1.25% 5/15/50	$511,700,000	$482,597,063
1.375% 8/15/50	26,000,000	25,317,500
2% 2/15/50	23,716,000	26,691,617
U.S. Treasury Notes:
0.125% 6/30/22	455,500,000	455,357,656
0.625% 8/15/30	276,540,000	274,249,903
1.125% 2/28/22	399,000,000	404,813,554
3.125% 11/15/28	51,642,000	62,127,747
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,750,659,833)		1,731,155,040

U.S. Government Agency - Mortgage Securities - 21.2%
Fannie Mae - 6.4%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (d)(e)	15,276	15,957
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (d)(e)	3,026	3,152
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (d)(e)	19,973	20,806
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (d)(e)	1,866	1,953
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (d)(e)	10,928	11,448
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (d)(e)	6,724	7,053
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (d)(e)	36,970	38,772
12 month U.S. LIBOR + 1.620% 3.88% 9/1/36 (d)(e)	8,571	8,954
12 month U.S. LIBOR + 1.630% 3.571% 3/1/33 (d)(e)	10,929	11,371
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (d)(e)	14,158	14,983
12 month U.S. LIBOR + 1.660% 3.287% 11/1/36 (d)(e)	6,571	6,888
12 month U.S. LIBOR + 1.660% 3.533% 5/1/35 (d)(e)	21,136	22,064
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (d)(e)	4,138	4,357
12 month U.S. LIBOR + 1.690% 3.348% 7/1/43 (d)(e)	270,169	281,335
12 month U.S. LIBOR + 1.700% 3.048% 6/1/42 (d)(e)	17,614	18,388
12 month U.S. LIBOR + 1.710% 2.671% 8/1/35 (d)(e)	6,922	7,235
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (d)(e)	10,997	11,572
12 month U.S. LIBOR + 1.740% 3.757% 3/1/40 (d)(e)	25,573	26,828
12 month U.S. LIBOR + 1.750% 3.545% 8/1/41 (d)(e)	19,840	20,613
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (d)(e)	7,372	7,734
12 month U.S. LIBOR + 1.800% 2.693% 7/1/41 (d)(e)	17,248	17,917
12 month U.S. LIBOR + 1.800% 3.666% 12/1/40 (d)(e)	665,522	696,138
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (d)(e)	42,251	44,103
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (d)(e)	13,206	13,826
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (d)(e)	13,505	14,178
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (d)(e)	46,807	49,039
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(e)	7,670	7,980
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (d)(e)	51,226	54,013
12 month U.S. LIBOR + 1.830% 3.849% 10/1/41 (d)(e)	6,392	6,674
12 month U.S. LIBOR + 1.950% 2.805% 7/1/37 (d)(e)	20,043	21,169
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (d)(e)	21,613	22,400
6 month U.S. LIBOR + 1.530% 2.793% 3/1/35 (d)(e)	3,930	4,082
6 month U.S. LIBOR + 1.530% 3.091% 12/1/34 (d)(e)	3,925	4,074
6 month U.S. LIBOR + 1.550% 3.063% 10/1/33 (d)(e)	1,566	1,621
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (d)(e)	2,520	2,617
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (d)(e)	379	396
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (d)(e)	4,581	4,810
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (d)(e)	4,334	4,564
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.143% 6/1/36 (d)(e)	24,036	24,972
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.259% 10/1/33 (d)(e)	11,858	12,305
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.859% 7/1/34 (d)(e)	29,839	31,237
2.5% 11/1/26 to 8/1/43	92,559,838	97,865,818
3% 7/1/27 to 9/1/50 (f)(g)(h)	539,310,461	574,165,794
3.25% 12/1/41	6,875	7,522
3.4% 7/1/42 to 9/1/42	136,746	148,086
3.5% 7/1/32 to 6/1/50	630,243,036	671,391,190
3.525% 5/1/42	3,978	4,445
3.65% 5/1/42 to 8/1/42	70,121	76,757
3.9% 4/1/42	10,567	11,895
4% 11/1/31 to 3/1/50	211,422,601	228,512,223
4.25% 11/1/41	33,370	37,468
4.5% to 4.5% 12/1/23 to 9/1/49 (h)(i)	96,199,080	105,874,459
5% 5/1/21 to 2/1/49	15,285,497	17,308,063
5.249% 8/1/41 (d)	426,470	481,199
5.5% 10/1/21 to 9/1/24	38,124	39,037
6% to 6% 10/1/20 to 1/1/42	2,046,035	2,428,447
6.5% 3/1/22 to 5/1/38	302,872	343,767
6.567% 2/1/39 (d)	370,548	408,212
7% to 7% 9/1/21 to 7/1/37	210,097	241,661
7.5% to 7.5% 9/1/22 to 9/1/32	105,537	121,026
8% 3/1/37	3,180	3,849
8.5% 2/1/22 to 9/1/22	744	784
9% 10/1/30	7,603	8,981

TOTAL FANNIE MAE		1,701,060,261

Freddie Mac - 3.6%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (d)(e)	8,202	8,512
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (d)(e)	27,480	28,580
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (d)(e)	27,732	28,989
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (d)(e)	9,491	9,894
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (d)(e)	57,501	59,694
12 month U.S. LIBOR + 1.750% 3.751% 12/1/40 (d)(e)	296,764	309,789
12 month U.S. LIBOR + 1.750% 3.841% 9/1/41 (d)(e)	118,087	122,521
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (d)(e)	2,644	2,783
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (d)(e)	9,555	10,130
12 month U.S. LIBOR + 1.870% 3.376% 10/1/42 (d)(e)	47,294	49,429
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (d)(e)	5,280	5,552
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(e)	11,056	11,403
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (d)(e)	9,200	9,574
12 month U.S. LIBOR + 1.910% 2.945% 6/1/41 (d)(e)	21,399	22,436
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (d)(e)	16,160	16,973
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (d)(e)	19,286	20,253
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (d)(e)	5,405	5,657
12 month U.S. LIBOR + 1.960% 2.85% 6/1/33 (d)(e)	13,589	14,295
12 month U.S. LIBOR + 2.020% 3.856% 4/1/38 (d)(e)	18,781	19,785
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (d)(e)	17,216	18,027
12 month U.S. LIBOR + 2.050% 4.196% 3/1/33 (d)(e)	360	375
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (d)(e)	24,285	25,442
6 month U.S. LIBOR + 1.120% 2.396% 8/1/37 (d)(e)	8,940	9,143
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (d)(e)	1,229	1,279
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (d)(e)	17,365	18,118
6 month U.S. LIBOR + 1.720% 3.039% 2/1/37 (d)(e)	10,358	10,822
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (d)(e)	4,483	4,704
6 month U.S. LIBOR + 1.840% 3.327% 10/1/36 (d)(e)	39,815	41,680
6 month U.S. LIBOR + 1.860% 3.311% 10/1/35 (d)(e)	20,065	21,002
6 month U.S. LIBOR + 2.020% 3.135% 6/1/37 (d)(e)	23,085	24,142
6 month U.S. LIBOR + 2.040% 3.165% 6/1/37 (d)(e)	6,745	7,066
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (d)(e)	11,984	12,520
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.169% 6/1/33 (d)(e)	26,531	27,808
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.052% 6/1/33 (d)(e)	47,367	49,516
U.S. TREASURY 1 YEAR INDEX + 2.410% 3.858% 3/1/35 (d)(e)	108,366	113,085
2.5% 6/1/31 to 7/1/50	58,626,589	61,947,364
3% 6/1/31 to 6/1/50	148,749,030	158,304,500
3.5% 6/1/27 to 4/1/50 (g)	442,562,626	471,240,639
3.5% 8/1/47	5,130,768	5,516,543
4% 6/1/33 to 4/1/50 (f)(h)	217,267,097	234,889,062
4% 4/1/48	96,689	103,237
4.5% 6/1/25 to 12/1/48	22,976,762	25,365,159
5% 2/1/21 to 7/1/41	4,374,596	5,008,046
5.5% 10/1/20 to 6/1/22	19,095	19,561
6% 12/1/21 to 6/1/39	432,672	505,789
6.5% 4/1/21 to 9/1/39	717,810	837,915
7% 8/1/21 to 9/1/36	206,211	240,628
7.5% 1/1/27 to 7/1/34	59,546	69,404
8% 7/1/24 to 4/1/32	4,777	5,506
8.5% 12/1/22 to 1/1/28	3,047	3,402

TOTAL FREDDIE MAC		965,197,733

Ginnie Mae - 3.5%
3.5% 9/20/40 to 12/20/49	224,254,065	241,879,487
4% 7/20/33 to 6/20/49	298,196,272	322,309,941
4.5% 6/20/33 to 11/20/47	44,931,706	49,493,948
5.5% 8/15/33 to 9/15/39	390,004	456,932
6% to 6% 10/15/30 to 5/15/40	544,801	641,812
7% to 7% 11/15/22 to 11/15/32	207,223	238,662
7.5% to 7.5% 2/15/22 to 9/15/31	58,406	64,848
8% 11/15/21 to 11/15/29	17,232	18,738
8.5% to 8.5% 10/15/21 to 1/15/31	6,817	7,801
9% 1/15/23	30	32
9.5% 3/15/23	2	2
2% 9/1/50 (b)	2,550,000	2,641,424
2% 9/1/50 (b)	2,550,000	2,641,424
2.5% 11/20/47	90,155	95,594
2.5% 9/1/50 (b)	24,100,000	25,398,053
2.5% 9/1/50 (b)	41,100,000	43,313,691
2.5% 9/1/50 (b)	2,450,000	2,581,960
2.5% 9/1/50 (b)	2,650,000	2,792,732
3% 5/15/42 to 8/20/50	24,651,647	26,423,177
3% 9/1/50 (b)	7,050,000	7,425,148
3% 9/1/50 (b)	9,950,000	10,479,464
3% 9/1/50 (b)	10,200,000	10,742,768
3% 9/1/50 (b)	7,200,000	7,583,130
3% 9/1/50 (b)	36,250,000	38,178,953
3% 9/1/50 (b)	16,750,000	17,641,309
3% 9/1/50 (b)	28,750,000	30,279,859
3% 9/1/50 (b)	13,250,000	13,955,066
3% 9/1/50 (b)	35,000,000	36,862,438
3% 9/1/50 (b)	21,200,000	22,328,105
5% 4/15/33 to 6/20/48	27,726,298	30,657,890
6.5% 3/20/31 to 6/15/37	71,906	84,024

TOTAL GINNIE MAE		947,218,412

Uniform Mortgage Backed Securities - 7.7%
2% 9/1/35 (b)	36,000,000	37,463,350
2% 9/1/35 (b)	31,100,000	32,364,171
2% 9/1/35 (b)	16,200,000	16,858,507
2% 9/1/35 (b)	40,800,000	42,458,463
2% 9/1/35 (b)	9,850,000	10,250,389
2% 9/1/35 (b)	9,850,000	10,250,389
2% 9/1/35 (b)	1,900,000	1,977,232
2% 9/1/35 (b)	1,900,000	1,977,232
2% 9/1/50 (b)	61,700,000	63,612,533
2% 9/1/50 (b)	24,500,000	25,259,434
2% 9/1/50 (b)	23,100,000	23,816,038
2% 9/1/50 (b)	58,200,000	60,004,043
2% 9/1/50 (b)	10,800,000	11,134,771
2% 9/1/50 (b)	9,600,000	9,897,574
2% 9/1/50 (b)	2,800,000	2,886,792
2% 9/1/50 (b)	3,000,000	3,092,992
2% 9/1/50 (b)	30,500,000	31,445,418
2% 9/1/50 (b)	6,800,000	7,010,782
2% 9/1/50 (b)	6,800,000	7,010,782
2% 9/1/50 (b)	11,800,000	12,165,768
2% 9/1/50 (b)	11,800,000	12,165,768
2.5% 9/1/50 (b)	44,900,000	47,262,503
2.5% 9/1/50 (b)	67,300,000	70,841,124
2.5% 9/1/50 (b)	33,400,000	35,157,408
2.5% 9/1/50 (b)	27,050,000	28,473,290
2.5% 9/1/50 (b)	19,850,000	20,894,447
2.5% 9/1/50 (b)	13,800,000	14,526,115
2.5% 9/1/50 (b)	14,500,000	15,262,947
2.5% 9/1/50 (b)	14,500,000	15,262,947
2.5% 9/1/50 (b)	1,500,000	1,578,926
2.5% 9/1/50 (b)	1,500,000	1,578,926
3% 9/1/50 (b)	42,650,000	44,980,720
3% 9/1/50 (b)	38,650,000	40,762,130
3% 9/1/50 (b)	21,000,000	22,147,600
3% 9/1/50 (b)	8,300,000	8,753,575
3% 9/1/50 (b)	7,750,000	8,173,519
3% 9/1/50 (b)	3,100,000	3,269,408
3% 9/1/50 (b)	14,200,000	14,975,996
3% 9/1/50 (b)	5,650,000	5,958,759
3% 9/1/50 (b)	111,450,000	117,540,475
3% 9/1/50 (b)	10,600,000	11,179,265
3% 9/1/50 (b)	14,250,000	15,028,728
3% 9/1/50 (b)	13,950,000	14,712,334
3% 9/1/50 (b)	7,000,000	7,382,533
3% 9/1/50 (b)	12,450,000	13,130,363
3% 9/1/50 (b)	12,150,000	12,813,968
3% 9/1/50 (b)	7,050,000	7,435,266
3% 9/1/50 (b)	105,050,000	110,790,730
3% 9/1/50 (b)	10,100,000	10,651,941
3% 9/1/50 (b)	12,700,000	13,394,025
3% 9/1/50 (b)	36,250,000	38,230,976
3% 9/1/50 (b)	16,750,000	17,665,347
3% 9/1/50 (b)	13,700,000	14,448,672
3% 9/1/50 (b)	102,050,000	107,626,788
3% 9/1/50 (b)	36,250,000	38,230,976
3% 9/1/50 (b)	16,750,000	17,665,347
3% 10/1/50 (b)	47,700,000	50,227,933
3% 10/1/50 (b)	36,600,000	38,539,672
3% 10/1/50 (b)	27,200,000	28,641,505
3% 10/1/50 (b)	20,800,000	21,902,327
3% 10/1/50 (b)	20,800,000	21,902,327
3% 10/1/50 (b)	10,100,000	10,635,265
3% 10/1/50 (b)	10,100,000	10,635,265
3% 10/1/50 (b)	7,800,000	8,213,373
3% 10/1/50 (b)	7,800,000	8,213,373
3.5% 9/1/50 (b)	18,350,000	19,354,240
3.5% 9/1/50 (b)	32,950,000	34,753,255
3.5% 9/1/50 (b)	75,600,000	79,737,361
3.5% 9/1/50 (b)	34,900,000	36,809,972
3.5% 9/1/50 (b)	29,850,000	31,483,601
3.5% 9/1/50 (b)	33,800,000	35,649,773
3.5% 10/1/50 (b)	38,800,000	40,953,718
3.5% 10/1/50 (b)	35,300,000	37,259,439
3.5% 10/1/50 (b)	61,700,000	65,124,856
3.5% 10/1/50 (b)	44,700,000	47,181,217
4% 9/1/50 (b)	19,900,000	21,209,050
4% 9/1/50 (b)	4,850,000	5,169,040

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,044,487,064

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,566,701,350)		5,657,963,470

Asset-Backed Securities - 2.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,404,345	$2,183,552
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,292,554	4,810,680
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	8,977,911	8,114,203
Class B, 4.458% 10/16/39 (a)	1,629,753	1,129,142
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (a)(d)(e)	11,898,000	11,792,834
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (a)(d)(e)	4,684,000	4,678,126
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	4,769,057	4,266,381
Class B, 4.335% 1/16/40 (a)	766,953	530,343
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(d)(e)	8,066,000	8,043,149
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(d)(e)	8,740,000	8,747,962
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(d)(e)	9,695,000	9,631,934
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (a)(d)(e)	20,753,000	20,489,831
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5351% 10/25/35 (d)(e)	70,623	68,669
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(d)(e)	3,961,000	3,957,673
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,344,917	5,372,395
Class AA, 2.487% 12/16/41 (a)(d)	1,144,469	1,070,106
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (d)(e)	455,319	455,319
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0945% 7/25/29 (d)(e)	680,807	680,475
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(d)(e)	10,597,000	10,483,676
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	1,266,182	1,272,482
Class A3, 2.3% 9/15/23 (a)	2,759,000	2,793,270
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	14,658,012	14,813,197
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(d)	1,727,008	1,738,313
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	7,709,316	6,988,985
Class B, 5.095% 4/15/39 (a)	3,608,108	2,565,242
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,080,181	5,665,843
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (a)(d)(e)	6,412,000	6,366,885
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(d)(e)	4,342,000	4,334,944
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (a)(d)(e)	2,010,000	2,000,869
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(d)(e)	10,867,000	10,867,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5251% 10/25/37 (a)(d)(e)	189,604	189,805
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	3,347,865	3,372,428
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.646% 9/28/30 (d)(e)	1,010,788	1,003,832
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	3,731,954	3,737,845
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	1,586,627	1,598,685
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	11,588,163	11,687,669
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	3,721,086	3,744,601
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	864,746	869,388
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,153,150	3,243,708
Class A2II, 4.03% 11/20/47 (a)	5,363,475	5,691,934
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	994,950	1,084,665
Class A2II, 4.021% 5/20/49 (a)	748,440	793,496
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	6,600,000	6,690,792
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,700,000	2,752,430
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(d)(e)	7,300,000	7,283,495
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(d)(e)	4,690,000	4,654,065
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (a)(d)(e)	10,321,000	10,312,743
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(d)(e)	10,233,000	10,203,764
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.4409% 1/16/32 (a)(d)(e)	2,909,000	2,889,766
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(d)(e)	7,468,000	7,451,399
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(d)(e)	7,000,000	6,931,337
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	10,425,468	10,572,046
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	2,175,084	2,185,533
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	1,683,220	1,710,026
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (a)(d)(e)	8,949,000	8,923,504
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (a)	2,000,000	2,192,964
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	6,690,000	6,754,064
Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	2,052,241
Series 2019-1 Class B, 3.04% 3/15/24	1,170,000	1,191,806
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,926,574
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,467,389
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,386,271
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	7,282,000	7,326,343
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	6,010,000	6,093,552
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5719% 9/15/23 (a)(d)(e)	4,186,000	4,180,720
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8054% 4/10/31 (a)(d)(e)	36,574	36,563
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,326,853	3,137,271
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,749,077	4,394,088
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(d)	7,887,000	7,991,521
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1778% 1/22/28 (a)(d)(e)	2,750,000	2,723,864
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (a)(d)(e)	3,495,000	3,482,589
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(d)(e)	8,593,000	8,560,828
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(d)(e)	9,770,000	9,788,407
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(d)(e)	4,271,000	4,261,147
Magnetite CLO Ltd.:
Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0718% 1/18/28 (a)(d)(e)	8,613,356	8,515,077
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (a)(d)(e)	7,329,000	7,303,209
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(d)(e)	23,148,000	23,118,972
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	3,299,633	3,326,317
Series 2020-1A Class A, 2.24% 3/15/30 (a)	2,448,710	2,467,466
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	10,340,000	10,723,069
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	3,241,719	3,464,236
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (a)(d)(e)	10,553,000	10,414,671
Mortgage Repurchase Agreement Financing Trust Series 2020-2 Class A1, 1 month U.S. LIBOR + 1.750% 1.9054% 5/29/22 (a)(d)(e)	21,800,000	21,800,885
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	27,417	27,434
Series 2018-3A Class A 3.5545% 11/25/28 (a)	1,296,156	1,296,885
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	1,786,708	1,792,299
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7751% 7/26/66 (a)(d)(e)	616,126	614,425
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6851% 9/25/35 (d)(e)	82,276	81,915
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (a)(d)(e)	8,594,000	8,570,418
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	7,063,505	6,630,724
Prosper Marketplace Issuance Trust:
Series 2019-1A Class A, 3.54% 4/15/25 (a)	287,147	287,394
Series 2019-2A Class A, 3.2% 9/15/25 (a)	162,115	162,402
Series 2019-3A Class A, 3.19% 7/15/25 (a)	4,598,491	4,621,117
Series 2019-4A Class A, 2.48% 2/17/26 (a)	2,336,740	2,346,439
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	11,180,902	11,361,330
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	4,258,259	4,271,239
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	3,609,530	3,645,191
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	10,140,846	9,021,989
Class B, 4.335% 3/15/40 (a)	853,777	570,160
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	8,715,000	9,107,165
1.884% 7/15/50 (a)	4,275,000	4,346,851
2.328% 7/15/52 (a)	3,269,000	3,320,213
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7834% 12/15/27 (a)(d)(e)	1,402,088	1,393,764
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	5,612,196	5,675,515
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(d)(e)	15,261,000	15,337,305
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (a)(d)(e)	7,106,000	7,037,633
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0351% 9/25/34 (d)(e)	7,249	6,677
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(d)	9,675,593	8,905,721
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	11,666,345	10,794,437
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,211,472	2,378,142
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	338,208	356,358
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,237,024	1,339,022
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	2,005,804	2,046,364
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.8638% 4/6/42 (a)(d)(e)	778,000	509,590
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,732,036	2,740,465
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(d)(e)	8,606,000	8,574,579
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(d)(e)	12,409,000	12,455,571
Voya CLO Ltd. Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/30 (a)(d)(e)	4,458,000	4,441,082
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.6% 7/19/31 (a)(d)(e)	9,150,000	9,154,026
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	1,861,000	1,879,203
TOTAL ASSET-BACKED SECURITIES
(Cost $636,288,087)		632,675,584

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.3116% 6/27/36 (a)(d)(e)	44,490	44,241
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	4,493	4,420
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 3.7542% 1/25/37 (a)(d)	2,240	2,229
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(d)	128,550	128,576
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4828% 5/27/37 (a)(d)(e)	109,102	102,851
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(d)(e)(j)	543,242	54
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4828% 5/27/37 (a)(d)(e)	1,132,343	1,042,730
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(d)	8,450	8,443
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(d)(e)	2,854,207	2,855,544
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(d)(e)	3,010,000	3,017,515
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,300,000	9,428,855
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.4054% 1/23/23 (a)(d)(e)	5,443,000	5,441,171
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.5258% 4/23/23 (a)(d)(e)	25,857,000	25,858,189
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	3,172,763	3,167,191
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	5,373,528	5,567,454
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	7,204,405	7,569,542
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(d)(e)	1,059,000	1,058,899
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(d)(e)	5,615,000	5,610,143
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	2,981,264	3,028,160
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	24,159,118	24,180,426
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (d)(e)	2,570	2,444
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(d)(e)	10,080,000	10,080,548
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8151% 9/25/43 (d)(e)	102,478	97,444
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 3.0171% 9/25/33 (d)	13,009	12,813

TOTAL PRIVATE SPONSOR		108,309,882

U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9751% 2/25/32 (d)(e)	3,753	3,820
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1515% 3/18/32 (d)(e)	6,753	6,904
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1751% 4/25/32 (d)(e)	7,697	7,894
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1751% 10/25/32 (d)(e)	10,018	10,252
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9251% 1/25/32 (d)(e)	3,761	3,823
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9249% 12/25/33 (d)(k)(l)	135,964	38,711
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5049% 11/25/36 (d)(k)(l)	93,410	21,190
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4751% 1/25/43 (d)(e)	1,005,115	1,006,160
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.5251% 5/25/47 (d)(e)	2,271,791	2,276,957
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4751% 5/25/48 (d)(e)	1,389,781	1,390,402
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4751% 6/25/48 (d)(e)	4,807,044	4,805,211
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,503	1,570
Series 1993-207 Class H, 6.5% 11/25/23	34,451	36,962
Series 1996-28 Class PK, 6.5% 7/25/25	11,988	12,908
Series 1999-17 Class PG, 6% 4/25/29	67,190	74,798
Series 1999-32 Class PL, 6% 7/25/29	67,232	75,411
Series 1999-33 Class PK, 6% 7/25/29	51,038	57,004
Series 2001-52 Class YZ, 6.5% 10/25/31	6,722	7,955
Series 2003-28 Class KG, 5.5% 4/25/23	18,046	18,955
Series 2005-102 Class CO 11/25/35 (m)	25,897	24,433
Series 2005-39 Class TE, 5% 5/25/35	26,443	29,648
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0947% 8/25/35 (d)(l)	8,320	11,537
Series 2005-81 Class PC, 5.5% 9/25/35	72,362	82,292
Series 2006-12 Class BO 10/25/35 (m)	117,939	110,895
Series 2006-37 Class OW 5/25/36 (m)	12,671	11,934
Series 2006-45 Class OP 6/25/36 (m)	41,631	39,237
Series 2006-62 Class KP 4/25/36 (m)	67,477	64,051
Series 2012-149:
Class DA, 1.75% 1/25/43	198,103	204,310
Class GA, 1.75% 6/25/42	212,214	218,489
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,765	12,393
Series 1999-25 Class Z, 6% 6/25/29	42,414	48,525
Series 2001-20 Class Z, 6% 5/25/31	70,972	79,601
Series 2001-31 Class ZC, 6.5% 7/25/31	39,185	45,545
Series 2002-16 Class ZD, 6.5% 4/25/32	20,552	24,399
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3749% 11/25/32 (d)(k)(l)	72,235	11,089
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	144,778	9,564
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4649% 12/25/36 (d)(k)(l)	73,585	20,111
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2649% 5/25/37 (d)(k)(l)	39,605	9,191
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3045% 9/25/23 (d)(l)	2,103	2,509
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9249% 3/25/33 (d)(k)(l)	11,942	3,066
Series 2005-72 Class ZC, 5.5% 8/25/35	499,381	566,394
Series 2005-79 Class ZC, 5.9% 9/25/35	297,659	340,434
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.5692% 6/25/37 (d)(l)	43,659	95,025
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5492% 7/25/37 (d)(l)	46,083	99,992
Class SB, 39.600% - 1 month U.S. LIBOR 38.5492% 7/25/37 (d)(l)	15,944	30,922
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1749% 3/25/38 (d)(k)(l)	255,820	55,226
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1849% 6/25/21 (d)(k)(l)	4	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8749% 12/25/40 (d)(k)(l)	242,693	50,575
Class ZA, 4.5% 12/25/40	160,288	175,348
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	149,289	9,669
Series 2010-150 Class ZC, 4.75% 1/25/41	1,067,542	1,194,208
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	3	0
Series 2010-95 Class ZC, 5% 9/25/40	2,304,820	2,608,309
Series 2011-39 Class ZA, 6% 11/25/32	159,043	186,017
Series 2011-4 Class PZ, 5% 2/25/41	452,252	514,367
Series 2011-67 Class AI, 4% 7/25/26 (k)	43,773	2,530
Series 2011-83 Class DI, 6% 9/25/26 (k)	31,049	1,205
Series 2012-100 Class WI, 3% 9/25/27 (k)	721,618	45,005
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4749% 12/25/30 (d)(k)(l)	232,405	15,685
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3749% 6/25/41 (d)(k)(l)	310,216	25,810
Series 2013-133 Class IB, 3% 4/25/32 (k)	488,613	16,019
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8749% 1/25/44 (d)(k)(l)	223,858	35,410
Series 2013-44 Class DJ, 1.85% 5/25/33	14,575,553	14,893,529
Series 2013-51 Class GI, 3% 10/25/32 (k)	165,535	11,908
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5449% 6/25/35 (d)(k)(l)	198,192	41,575
Series 2015-42 Class IL, 6% 6/25/45 (k)	1,094,703	223,494
Series 2015-70 Class JC, 3% 10/25/45	1,201,780	1,281,404
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	526,362	102,577
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	34,670	6,377
Series 343 Class 16, 5.5% 5/25/34 (k)	30,686	5,092
Series 348 Class 14, 6.5% 8/25/34 (d)(k)	27,217	6,193
Series 351:
Class 12, 5.5% 4/25/34 (d)(k)	17,217	3,177
Class 13, 6% 3/25/34 (k)	23,893	4,460
Series 359 Class 19, 6% 7/25/35 (d)(k)	14,668	3,005
Series 384 Class 6, 5% 7/25/37 (k)	155,925	26,738
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9619% 1/15/32 (d)(e)	3,127	3,183
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0619% 3/15/32 (d)(e)	4,227	4,319
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1619% 3/15/32 (d)(e)	4,419	4,521
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0619% 6/15/31 (d)(e)	7,699	7,851
Class FG, 1 month U.S. LIBOR + 0.900% 1.0619% 3/15/32 (d)(e)	2,419	2,467
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.5119% 8/15/47 (d)(e)	1,181,876	1,185,050
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4119% 5/15/37 (d)(e)	171,132	171,619
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)	131,230	124,083
Series 2095 Class PE, 6% 11/15/28	80,396	89,921
Series 2101 Class PD, 6% 11/15/28	4,895	5,460
Series 2104 Class PG, 6% 12/15/28	5,408	6,061
Series 2121 Class MG, 6% 2/15/29	32,281	36,086
Series 2131 Class BG, 6% 3/15/29	170,090	190,641
Series 2137 Class PG, 6% 3/15/29	24,765	27,786
Series 2154 Class PT, 6% 5/15/29	58,764	65,935
Series 2162 Class PH, 6% 6/15/29	10,781	12,010
Series 2520 Class BE, 6% 11/15/32	73,328	84,652
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4381% 3/15/23 (d)(k)(l)	211	1
Series 2693 Class MD, 5.5% 10/15/33	336,386	390,054
Series 2802 Class OB, 6% 5/15/34	99,856	112,399
Series 3002 Class NE, 5% 7/15/35	186,794	209,097
Series 3110 Class OP 9/15/35 (m)	70,781	69,010
Series 3119 Class PO 2/15/36 (m)	152,402	144,086
Series 3121 Class KO 3/15/36 (m)	25,044	23,956
Series 3123 Class LO 3/15/36 (m)	88,191	83,439
Series 3145 Class GO 4/15/36 (m)	85,934	81,658
Series 3189 Class PD, 6% 7/15/36	166,043	198,528
Series 3225 Class EO 10/15/36 (m)	45,972	43,366
Series 3258 Class PM, 5.5% 12/15/36	68,984	78,008
Series 3415 Class PC, 5% 12/15/37	63,529	71,561
Series 3786 Class HI, 4% 3/15/38 (k)	93,290	2,441
Series 3806 Class UP, 4.5% 2/15/41	469,790	518,993
Series 3832 Class PE, 5% 3/15/41	772,000	872,343
Series 4135 Class AB, 1.75% 6/15/42	159,938	164,628
Series 4765 Class PE, 3% 12/15/41	702,270	719,250
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,579	2,889
Series 2135 Class JE, 6% 3/15/29	20,459	23,070
Series 2274 Class ZM, 6.5% 1/15/31	20,969	24,223
Series 2281 Class ZB, 6% 3/15/30	34,703	38,561
Series 2303 Class ZV, 6% 4/15/31	15,825	17,827
Series 2357 Class ZB, 6.5% 9/15/31	128,054	151,458
Series 2502 Class ZC, 6% 9/15/32	39,645	45,648
Series 2519 Class ZD, 5.5% 11/15/32	44,047	49,898
Series 2546 Class MJ, 5.5% 3/15/23	11,303	11,891
Series 2601 Class TB, 5.5% 4/15/23	5,264	5,531
Series 2998 Class LY, 5.5% 7/15/25	22,666	24,416
Series 3871 Class KB, 5.5% 6/15/41	845,856	1,011,921
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4381% 2/15/36 (d)(k)(l)	49,065	10,791
Series 1658 Class GZ, 7% 1/15/24	6,854	7,453
Series 2013-4281 Class AI, 4% 12/15/28 (k)	425,473	21,936
Series 2017-4683 Class LM, 3% 5/15/47	1,435,338	1,521,393
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0381% 11/15/31 (d)(k)(l)	32,152	5,042
Series 2587 Class IM, 6.5% 3/15/33 (k)	5,066	1,039
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.7478% 8/15/24 (d)(l)	285	345
Class SD, 86.400% - 1 month U.S. LIBOR 84.3455% 8/15/24 (d)(l)	522	728
Series 2933 Class ZM, 5.75% 2/15/35	623,338	740,817
Series 2935 Class ZK, 5.5% 2/15/35	583,119	667,386
Series 2947 Class XZ, 6% 3/15/35	262,052	305,188
Series 2996 Class ZD, 5.5% 6/15/35	459,769	546,660
Series 3237 Class C, 5.5% 11/15/36	667,984	777,351
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4981% 11/15/36 (d)(k)(l)	208,527	51,787
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5881% 3/15/37 (d)(k)(l)	317,578	84,309
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5981% 4/15/37 (d)(k)(l)	442,827	120,269
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4181% 6/15/37 (d)(k)(l)	158,816	36,821
Series 3949 Class MK, 4.5% 10/15/34	131,967	145,546
Series 3955 Class YI, 3% 11/15/21 (k)	6,141	78
Series 4055 Class BI, 3.5% 5/15/31 (k)	454,359	16,827
Series 4149 Class IO, 3% 1/15/33 (k)	82,023	7,979
Series 4314 Class AI, 5% 3/15/34 (k)	132,985	9,442
Series 4427 Class LI, 3.5% 2/15/34 (k)	853,001	45,848
Series 4471 Class PA 4% 12/15/40	844,623	905,044
target amortization class Series 2156 Class TC, 6.25% 5/15/29	28,755	31,219
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0748% 2/15/24 (d)(e)	8,605	8,655
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	7,253	8,336
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	19,721	21,989
Series 2056 Class Z, 6% 5/15/28	45,622	50,989
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4619% 5/15/48 (d)(e)	3,322,650	3,319,382
Series 4386 Class AZ, 4.5% 11/15/40	1,558,894	1,723,727
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	12,785,729	13,770,237
Series 2018-4 Class MA, 3.5% 3/25/58	4,796,733	5,173,946
Series 2019-1 Class MA, 3.5% 7/25/58	8,253,500	8,858,163
Series 2018-3 Class M55D, 4% 8/25/57	579,078	633,172
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5281% 6/16/37 (d)(k)(l)	90,242	21,996
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7226% 3/20/60 (d)(e)(n)	1,067,329	1,069,289
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 7/20/60 (d)(e)(n)	136,622	136,092
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4638% 9/20/60 (d)(e)(n)	164,006	163,283
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4638% 8/20/60 (d)(e)(n)	172,139	171,412
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5438% 12/20/60 (d)(e)(n)	355,657	354,804
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 12/20/60 (d)(e)(n)	443,562	443,881
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 2/20/61 (d)(e)(n)	760,181	760,589
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6538% 2/20/61 (d)(e)(n)	1,060,126	1,060,532
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 4/20/61 (d)(e)(n)	395,848	396,148
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (d)(e)(n)	552,071	552,498
Class FC, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (d)(e)(n)	462,719	463,068
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6938% 6/20/61 (d)(e)(n)	537,264	538,020
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.7138% 9/20/61 (d)(e)(n)	1,332,355	1,335,073
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 10/20/61 (d)(e)(n)	616,365	618,244
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 11/20/61 (d)(e)(n)	577,212	580,326
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 1/20/62 (d)(e)(n)	378,901	380,861
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 1/20/62 (d)(e)(n)	536,967	538,976
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 3/20/62 (d)(e)(n)	345,085	346,205
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (d)(e)(n)	12,853	12,910
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6938% 7/20/60 (d)(e)(n)	12,681	12,686
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 1/20/64 (d)(e)(n)	513,417	514,762
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7638% 12/20/63 (d)(e)(n)	1,805,189	1,810,683
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6638% 6/20/64 (d)(e)(n)	468,352	468,707
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4638% 3/20/65 (d)(e)(n)	22,005	21,966
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4438% 5/20/63 (d)(e)(n)	15,474	15,423
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3638% 4/20/63 (d)(e)(n)	12,715	12,662
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5638% 12/20/62 (d)(e)(n)	26,116	26,071
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.408% 10/20/47 (d)(e)	1,277,020	1,277,258
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.508% 11/20/48 (d)(e)	3,202,340	3,217,297
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.458% 5/20/48 (d)(e)	1,467,510	1,469,210
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.458% 6/20/48 (d)(e)	1,759,069	1,761,877
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.458% 6/20/48 (d)(e)	1,856,096	1,861,489
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.684% 12/20/40 (d)(l)	1,021,725	1,226,376
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	83,707	4,985
Series 2016-69 Class WA, 3% 2/20/46	717,514	762,731
Series 2017-134 Class BA, 2.5% 11/20/46	224,409	235,249
Series 2017-153 Class GA, 3% 9/20/47	2,200,855	2,324,744
Series 2017-182 Class KA, 3% 10/20/47	2,063,523	2,172,446
Series 2018-13 Class Q, 3% 4/20/47	2,740,567	2,872,301
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	11,923	13,779
Series 2004-24 Class ZM, 5% 4/20/34	271,114	308,620
Series 2010-160 Class DY, 4% 12/20/40	2,251,534	2,486,373
Series 2010-170 Class B, 4% 12/20/40	501,114	553,478
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.6638% 9/20/62 (d)(e)(n)	199,486	199,480
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8138% 11/20/65 (d)(e)(n)	21,993	21,999
Series 2017-139 Class BA, 3% 9/20/47	7,138,756	7,658,394
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3381% 5/16/34 (d)(k)(l)	60,849	13,000
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0381% 8/17/34 (d)(k)(l)	47,412	11,985
Series 2010-116 Class QB, 4% 9/16/40	153,581	166,593
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7881% 2/16/40 (d)(k)(l)	329,603	61,920
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 5/20/60 (d)(e)(n)	407,924	406,354
Series 2011-52 Class HI, 7% 4/16/41 (k)	56,263	11,433
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.942% 7/20/41 (d)(k)(l)	193,141	34,276
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5381% 6/16/42 (d)(k)(l)	199,795	46,001
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.456% 4/20/39 (d)(l)	73,512	76,771
Class ST, 8.800% - 1 month U.S. LIBOR 8.5893% 8/20/39 (d)(l)	291,138	299,419
Series 2013-149 Class MA, 2.5% 5/20/40	2,638,249	2,757,306
Series 2014-2 Class BA, 3% 1/20/44	3,541,405	3,821,697
Series 2014-21 Class HA, 3% 2/20/44	1,523,893	1,618,836
Series 2014-25 Class HC, 3% 2/20/44	2,366,658	2,579,781
Series 2014-5 Class A, 3% 1/20/44	2,160,065	2,318,975
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	283,238	285,298
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	159,258	159,493
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (d)(e)(n)	3,414,452	3,391,858
Series 2017-186 Class HK, 3% 11/16/45	2,020,964	2,167,878
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (d)(e)(n)	3,841,688	3,803,633
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0714% 5/20/65 (d)(n)	144,787	151,287

TOTAL U.S. GOVERNMENT AGENCY		147,878,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $251,070,504)		256,188,004

Commercial Mortgage Securities - 2.9%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	10,500,000	10,588,794
Class ANM, 3.112% 11/5/32 (a)	5,768,000	5,623,273
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,159,891
Class CNM, 3.8425% 11/5/32 (a)(d)	536,000	452,931
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	6,167,000	7,071,795
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,230,966
Series 2019-BN24 Class A3, 2.96% 11/15/62	4,100,000	4,578,535
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5751% 11/25/35 (a)(d)(e)	40,022	37,784
Class M1, 1 month U.S. LIBOR + 0.440% 0.6151% 11/25/35 (a)(d)(e)	10,706	8,867
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5651% 1/25/36 (a)(d)(e)	104,915	98,605
Class M1, 1 month U.S. LIBOR + 0.450% 0.6251% 1/25/36 (a)(d)(e)	33,869	31,624
Class M2, 1 month U.S. LIBOR + 0.470% 0.6451% 1/25/36 (a)(d)(e)	12,772	11,825
Class M3, 1 month U.S. LIBOR + 0.500% 0.6751% 1/25/36 (a)(d)(e)	18,588	17,111
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 0.5351% 4/25/36 (a)(d)(e)	17,372	15,993
Class M1, 1 month U.S. LIBOR + 0.380% 0.5551% 4/25/36 (a)(d)(e)	10,504	9,365
Class M2, 1 month U.S. LIBOR + 0.400% 0.5751% 4/25/36 (a)(d)(e)	11,110	8,223
Class M6, 1 month U.S. LIBOR + 0.640% 0.8151% 4/25/36 (a)(d)(e)	10,504	7,599
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 0.4851% 7/25/36 (a)(d)(e)	16,351	13,043
Class M2, 1 month U.S. LIBOR + 0.330% 0.5051% 7/25/36 (a)(d)(e)	11,618	10,191
Class M4, 1 month U.S. LIBOR + 0.420% 0.5951% 7/25/36 (a)(d)(e)	10,973	8,020
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.4451% 12/25/36 (a)(d)(e)	252,915	229,001
Class M1, 1 month U.S. LIBOR + 0.290% 0.4651% 12/25/36 (a)(d)(e)	20,326	15,320
Class M3, 1 month U.S. LIBOR + 0.340% 0.5151% 12/25/36 (a)(d)(e)	13,778	9,637
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4451% 3/25/37 (a)(d)(e)	62,320	58,390
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4451% 7/25/37 (a)(d)(e)	181,984	169,008
Class A2, 1 month U.S. LIBOR + 0.320% 0.4951% 7/25/37 (a)(d)(e)	170,335	153,963
Class M1, 1 month U.S. LIBOR + 0.370% 0.5451% 7/25/37 (a)(d)(e)	58,024	43,879
Class M2, 1 month U.S. LIBOR + 0.410% 0.5851% 7/25/37 (a)(d)(e)	37,803	28,090
Class M3, 1 month U.S. LIBOR + 0.490% 0.6651% 7/25/37 (a)(d)(e)	33,379	31,621
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4651% 7/25/37 (a)(d)(e)	64,058	56,024
Class M1, 1 month U.S. LIBOR + 0.310% 0.4851% 7/25/37 (a)(d)(e)	33,980	27,870
Class M2, 1 month U.S. LIBOR + 0.340% 0.5151% 7/25/37 (a)(d)(e)	36,256	29,170
Class M3, 1 month U.S. LIBOR + 0.370% 0.5451% 7/25/37 (a)(d)(e)	58,530	49,458
Class M4, 1 month U.S. LIBOR + 0.500% 0.6751% 7/25/37 (a)(d)(e)	92,022	76,914
Class M5, 1 month U.S. LIBOR + 0.600% 0.7751% 7/25/37 (a)(d)(e)	38,452	27,502
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,488,132
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,655,843
Series 2019-B11 Class A5, 3.5421% 5/15/52	8,500,000	9,783,507
Series 2019-B13 Class A4, 2.952% 8/15/57	30,611,000	34,038,042
Series 2019-B14 Class A5, 3.0486% 12/15/62	5,422,000	6,077,039
Series 2020-B17 Class A5, 2.289% 3/15/53	13,300,000	14,101,256
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	18,383,436
Series 2019-B12 Class XA, 1.2043% 8/15/52 (d)(k)	75,738,366	5,138,886
Series 2019-B14 Class XA, 0.915% 12/15/62 (d)(k)	50,863,800	2,675,156
Series 2020-B17 Class XA, 1.5421% 3/15/53 (d)(k)	11,997,167	1,160,859
Series 2020-B18 Class XA, 1.919% 7/15/53 (d)(k)	20,068,521	2,469,385
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1619% 12/15/36 (a)(d)(e)	6,567,989	6,535,099
Class C, 1 month U.S. LIBOR + 1.120% 1.2819% 12/15/36 (a)(d)(e)	5,391,066	5,350,573
Class D, 1 month U.S. LIBOR + 1.250% 1.4119% 12/15/36 (a)(d)(e)	6,052,460	5,969,105
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0379% 11/15/32 (a)(d)(e)	2,254,000	2,234,242
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(d)(e)	13,574,576	13,527,909
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2495% 9/15/37 (a)(d)(e)	11,493,874	10,493,876
Class B, 1 month U.S. LIBOR + 1.320% 1.4869% 9/15/37 (a)(d)(e)	4,536,936	4,041,108
Class D, 1 month U.S. LIBOR + 2.620% 2.7869% 9/15/37 (a)(d)(e)	2,186,803	1,607,846
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0619% 11/15/35 (a)(d)(e)	3,999,800	3,979,755
Class C, 1 month U.S. LIBOR + 1.100% 1.2619% 11/15/35 (a)(d)(e)	893,200	888,187
Class F, 1 month U.S. LIBOR + 1.800% 1.9619% 11/15/35 (a)(d)(e)	2,356,900	2,334,755
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4619% 4/15/34 (a)(d)(e)	4,437,000	4,170,535
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 4/15/34 (a)(d)(e)	2,933,000	2,698,146
Class D, 1 month U.S. LIBOR + 1.900% 2.0619% 4/15/34 (a)(d)(e)	3,079,000	2,801,638
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2419% 10/15/36 (a)(d)(e)	4,253,804	4,235,165
Class C, 1 month U.S. LIBOR + 1.250% 1.4119% 10/15/36 (a)(d)(e)	5,347,395	5,314,180
Class D, 1 month U.S. LIBOR + 1.450% 1.6119% 10/15/36 (a)(d)(e)	7,574,447	7,551,104
Class E, 1 month U.S. LIBOR + 1.800% 1.9619% 10/15/36 (a)(d)(e)	10,642,578	10,557,682
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7619% 12/15/36 (a)(d)(e)	5,741,745	5,659,062
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(d)(e)	11,557,000	11,094,267
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (a)(d)(e)	30,357,595	30,321,199
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	25,914,000	26,294,482
Class A2, 1.99% 7/15/60 (a)	11,533,381	11,740,319
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(d)(e)	4,222,000	4,179,711
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (a)(d)(e)	1,600,000	1,559,931
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(d)(e)	21,133,804	20,119,530
Class B, 1 month U.S. LIBOR + 1.500% 1.6619% 6/15/34 (a)(d)(e)	2,169,638	2,044,033
Class C, 1 month U.S. LIBOR + 1.750% 1.9119% 6/15/34 (a)(d)(e)	2,451,422	2,285,256
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	807,193
Series 2020-GC46 Class A5, 2.717% 2/15/53	20,180,000	22,067,048
Series 2015-GC33 Class XA, 1.0412% 9/10/58 (d)(k)	1,614,749	59,768
Series 2016-P6 Class XA, 0.9245% 12/10/49 (d)(k)	1,636,932	46,939
Series 2019-GC41 Class XA, 1.1877% 8/10/56 (d)(k)	20,661,058	1,523,363
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,336,465
Series 2017-CD4 Class ASB, 3.317% 5/10/50	2,000,000	2,180,803
Series 2019-GC44 Class A5, 2.95% 8/15/57	11,300,000	12,575,476
Series 2014-CR20 Class XA, 1.1745% 11/10/47 (d)(k)	388,585	13,635
Series 2014-LC17 Class XA, 0.8771% 10/10/47 (d)(k)	1,316,252	30,704
Series 2014-UBS6 Class XA, 1.0375% 12/10/47 (d)(k)	977,379	29,030
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 12/15/31 (a)(d)(e)	1,667,000	1,653,957
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(d)(e)	36,210,000	36,276,521
Class B, 1 month U.S. LIBOR + 1.230% 1.3919% 5/15/36 (a)(d)(e)	6,081,000	6,058,158
Class C, 1 month U.S. LIBOR + 1.430% 1.5919% 5/15/36 (a)(d)(e)	7,314,000	7,249,866
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	3,554,000	3,662,061
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,971,000	4,875,570
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,412,730
Class C, 4.9414% 4/15/36 (a)(d)	955,000	868,208
Class D, 4.9414% 4/15/36 (a)(d)	1,909,000	1,552,836
DBUBS Mortgage Trust Series 2011-LC3A:
Class B, 5.5128% 8/10/44 (a)(d)	500,000	508,373
Class C, 5.5128% 8/10/44 (a)(d)	4,800,000	4,814,571
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (a)	9,200,000	9,198,195
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	3,630,000	4,164,602
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,907,509
Series K734 Class A2, 3.208% 2/25/26	2,438,000	2,732,882
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (a)(d)(e)	6,300,000	6,312,237
Class B, 1 month U.S. LIBOR + 1.350% 1.517% 8/15/37 (a)(d)(e)	1,300,000	1,302,818
Class C, 1 month U.S. LIBOR + 1.600% 1.767% 8/15/37 (a)(d)(e)	710,000	711,758
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (a)(d)(e)	20,025,000	18,683,485
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (a)(d)(e)	3,300,000	3,241,152
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	840,623	873,176
Series 2016-GC34 Class AAB, 3.278% 10/10/48	2,500,000	2,626,221
Series 2019-GC39 Class A4, 3.567% 5/10/52	1,800,000	2,070,589
Series 2020-GC45 Class A5, 2.9106% 2/13/53	17,280,000	19,181,574
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,806,000	14,130,988
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,952,475
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	3,203,663
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	4,545,469	4,645,537
Series 2012-C6 Class A/S, 4.1166% 5/15/45	500,000	518,010
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,828,000	1,909,350
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 9/15/29 (a)(d)(e)	6,400,000	6,241,891
sequential payer Series 2013-LC11 Class A4, 2.6942% 4/15/46	2,558,201	2,650,216
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	88,735
Class CFX, 4.9498% 7/5/33 (a)	767,000	766,850
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,162,065
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,552,383
Ladder Capital Commercial Mortgage Securities Trust:
sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	12,000,000	12,056,491
Series 2014-909 Class B, 3.59% 5/15/31 (a)	7,769,000	7,787,855
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.305% 8/15/37 (a)(d)(e)	3,354,000	3,356,098
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C10 Class A4, 4.2182% 7/15/46 (d)	3,100,000	3,315,315
Series 2016-C28 Class A3, 3.272% 1/15/49	6,736,867	7,157,752
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	14,711,640
Series 2015-C25 Class XA, 1.2189% 10/15/48 (d)(k)	957,717	39,891
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	3,061,000	3,046,432
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0119% 8/15/33 (a)(d)(e)	205,211	199,999
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(d)(e)	9,700,000	9,519,694
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	16,247,000	16,365,501
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(d)	24,300,000	24,965,856
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,554,658
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(d)	1,783,000	1,711,644
Class C, 3.283% 11/10/36 (a)(d)	1,712,000	1,558,362
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.3619% 12/15/35 (a)(d)(e)	20,822,000	20,782,732
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(d)(e)	611,503	583,104
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (a)(d)(e)	2,800,000	2,596,131
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (a)(d)(e)	11,487,000	10,452,668
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,548,583
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	1,112,564
Series 2012-C1 Class A/S, 4.171% 5/10/45	9,200,000	9,542,138
Series 2017-C7 Class XA, 1.2009% 12/15/50 (d)(k)	1,237,635	68,773
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(d)(e)	113,853	113,419
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (a)	4,200,000	4,353,058
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	10,200,000	10,620,564
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	12,142,763
Series 2015-C29 Class ASB, 3.4% 6/15/48	5,872,517	6,175,675
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,700,000	5,033,933
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	1,101,456
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	1,151,401
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	4,219,074
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	1,115,881
Series 2015-SG1 Class ASB, 3.556% 9/15/48	5,199,983	5,481,740
Series 2017-C42 Class XA, 1.0317% 12/15/50 (d)(k)	1,454,694	77,947
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	4,581,666
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8819% 6/15/46 (a)(d)(e)	104,171	103,999
Series 2012-C8 Class A/S, 3.66% 8/15/45	4,873,000	5,050,042
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $780,480,218)		788,338,653

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	3,343,364	3,413,975
5.1% 6/1/33	22,095,000	22,616,000
Series 2010-1, 6.63% 2/1/35	2,035,000	2,258,362
Series 2010-3:
6.725% 4/1/35	2,710,000	3,038,127
7.35% 7/1/35	1,385,000	1,595,478
Series 2010-5, 6.2% 7/1/21	295,000	301,183
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	14,530,057
TOTAL MUNICIPAL SECURITIES
(Cost $45,968,009)		47,753,182

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 3.4% 4/16/25 (Cost $4,098,145)(a)	$4,110,000	$4,493,001

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (d)	2,954,000	3,090,268
KeyBank NA 6.95% 2/1/28	619,000	801,820
PNC Bank NA 2.45% 11/5/20	4,575,000	4,584,160
RBS Citizens NA 2.55% 5/13/21	1,236,000	1,252,855
Regions Bank 6.45% 6/26/37	4,251,000	5,914,917
Synchrony Bank 3.65% 5/24/21	4,817,000	4,889,716
TOTAL BANK NOTES
(Cost $19,126,723)		20,533,736
	Shares	Value

Fixed-Income Funds - 52.4%
Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (o)	60,747,613	$545,513,562
High Yield Fixed-Income Funds - 2.5%
Fidelity High Income Fund (o)	20,997,344	179,317,319
Fidelity New Markets Income Fund (o)	33,641,734	491,842,149

TOTAL HIGH YIELD FIXED-INCOME FUNDS		671,159,468

Inflation-Protected Bond Funds - 1.6%
Fidelity Inflation-Protected Bond Index Fund (o)	39,557,074	435,918,953
Intermediate Government Funds - 1.1%
Fidelity SAI U.S. Treasury Bond Index Fund (o)	27,714,949	300,430,048
Intermediate-Term Bond Funds - 38.6%
Fidelity Global Credit Fund (o)	2,743,096	27,348,666
Fidelity SAI Total Bond Fund (o)	879,614,446	9,684,555,016
Fidelity Sustainability Bond Index Fund (o)	2,328,965	25,874,805
Fidelity U.S. Bond Index Fund (o)	44,878,943	564,128,312

TOTAL INTERMEDIATE-TERM BOND FUNDS		10,301,906,799

Investment Grade Fixed-Income Funds - 2.2%
Fidelity Corporate Bond Fund (o)	45,101,619	580,006,825
Long Government Bond Funds - 3.8%
Fidelity SAI Long-Term Treasury Bond Index Fund (o)	76,598,330	1,007,268,043
Sector Funds - 0.5%
Fidelity Advisor Real Estate Income Fund Class Z (o)	12,721,649	143,500,197
TOTAL FIXED-INCOME FUNDS
(Cost $13,039,984,655)		13,985,703,895
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (d)(p)	13,095,000	12,768,411
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,428,671
TOTAL PREFERRED SECURITIES
(Cost $17,353,075)		18,197,082
	Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.12% (q)	1,114,518,042	1,114,740,946
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05% (o)(r)	522,100,413	522,100,413
TOTAL MONEY MARKET FUNDS
(Cost $1,636,841,320)		1,636,841,359

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	87,200,000	$2,469,390
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	45,836
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	273,057
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	320,951
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,800,000	48,372
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	237,197
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	159,623
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	54,553

TOTAL PUT OPTIONS			3,608,979

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	87,200,000	2,069,611
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	228,195
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	1,351,941
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	1,711,013
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,800,000	99,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	2,949,532
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	774,449
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	900,285

TOTAL CALL OPTIONS			10,084,510

TOTAL PURCHASED SWAPTIONS
(Cost $12,566,394)			13,693,489
TOTAL INVESTMENT IN SECURITIES - 108.9%
(Cost $27,629,381,333)			29,063,098,713
NET OTHER ASSETS (LIABILITIES) - (8.9)%			(2,375,661,339)
NET ASSETS - 100%			$26,687,437,374

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2% 9/1/50	$(3,000,000)	$(3,092,992)
2% 9/1/50	(30,500,000)	(31,445,418)
2% 9/1/50	(30,500,000)	(31,445,418)
2% 9/1/50	(3,000,000)	(3,092,992)
2.5% 9/1/50	(5,800,000)	(6,105,179)
2.5% 9/1/50	(34,000,000)	(35,788,978)
2.5% 9/1/50	(21,650,000)	(22,789,158)
2.5% 9/1/50	(21,650,000)	(22,789,158)
2.5% 9/1/50	(1,350,000)	(1,421,033)
2.5% 9/1/50	(1,350,000)	(1,421,033)
3% 9/1/50	(10,900,000)	(11,495,659)
3% 9/1/50	(6,300,000)	(6,644,280)
3% 9/1/50	(8,000,000)	(8,437,181)
3% 9/1/50	(10,100,000)	(10,651,941)
3% 9/1/50	(101,200,000)	(106,730,337)
3% 9/1/50	(7,050,000)	(7,435,266)
3% 9/1/50	(105,050,000)	(110,790,730)
3% 9/1/50	(10,100,000)	(10,651,941)
3% 9/1/50	(6,400,000)	(6,749,745)
3% 9/1/50	(12,700,000)	(13,394,025)
3% 9/1/50	(47,700,000)	(50,306,691)
3% 9/1/50	(36,600,000)	(38,600,102)
3% 9/1/50	(27,200,000)	(28,686,415)
3% 9/1/50	(20,800,000)	(21,936,670)
3% 9/1/50	(36,250,000)	(38,230,976)
3% 9/1/50	(16,750,000)	(17,665,347)
3% 9/1/50	(27,150,000)	(28,633,682)
3% 9/1/50	(20,800,000)	(21,936,670)
3% 9/1/50	(102,050,000)	(107,626,784)
3% 9/1/50	(13,700,000)	(14,448,672)
3% 9/1/50	(36,250,000)	(38,230,976)
3% 9/1/50	(16,750,000)	(17,665,347)
3.5% 9/1/50	(10,550,000)	(11,127,370)
3.5% 9/1/50	(5,200,000)	(5,484,580)
3.5% 9/1/50	(17,800,000)	(18,774,141)
3.5% 9/1/50	(17,400,000)	(18,352,250)
3.5% 9/1/50	(15,600,000)	(16,453,741)
3.5% 9/1/50	(15,200,000)	(16,031,850)
3.5% 9/1/50	(38,800,000)	(40,923,408)
3.5% 9/1/50	(35,300,000)	(37,231,863)
3.5% 9/1/50	(44,700,000)	(47,146,297)
3.5% 9/1/50	(29,850,000)	(31,483,601)
3.5% 9/1/50	(61,700,000)	(65,076,656)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,184,043,441)		$(1,184,426,553)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	19,000,000	$(137,634)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	19,000,000	(1,098,911)
TOTAL WRITTEN SWAPTIONS			$(1,236,545)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	103	Dec. 2020	$12,981,219	$4,622	$4,622
CBOT Long Term U.S. Treasury Bond Contracts (United States)	435	Dec. 2020	76,437,656	(760,708)	(760,708)
TOTAL PURCHASED					(756,086)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,851	Dec. 2020	257,751,750	368,165	368,165
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,164	Dec. 2020	257,180,344	(56,841)	(56,841)
TOTAL SOLD					311,324
TOTAL FUTURES CONTRACTS					$(444,762)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 2.0%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$5,000,000	$(19,822)	$(69,572)	$(89,394)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	2,510,000	(9,950)	(30,893)	(40,843)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,300,000	(36,868)	(103,564)	(140,432)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	20,000,000	(79,286)	(140,978)	(220,264)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,100,000	(24,182)	24,182	0
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,930,000	(7,651)	(15,024)	(22,675)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,440,000	(21,566)	(192,736)	(214,302)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,800,000	(26,957)	(188,788)	(215,745)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,180,000	(12,606)	(15,218)	(27,824)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,460,000	(33,538)	(70,663)	(104,201)

TOTAL CREDIT DEFAULT SWAPS						$(272,426)	$(803,254)	$(1,075,680)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR (4)(3)	Quarterly	LCH	Sep. 2022	$71,489,000	$48,089	$0	$48,089
0.5%	Semi - annual	3-month LIBOR (4)(3)	Quarterly	LCH	Sep. 2025	53,507,000	2,455,986	0	2,455,986
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	47,165,000	(2,102,679)	0	(2,102,679)

TOTAL INTEREST RATE SWAPS							$401,396	$0	$401,396

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,082,063,616 or 7.8% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,408,291.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,555,663.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,057,145.

 (i) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $304,584.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Affiliated Fund

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$307,410
Total	$307,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Real Estate Income Fund Class Z	$130,711,979	$1,148,145	$--	$1,148,146	$--	$11,640,073	$143,500,197
Fidelity Corporate Bond Fund	502,825,401	60,416,563	--	3,412,748	--	16,764,861	580,006,825
Fidelity Floating Rate High Income Fund	554,823,681	5,036,278	30,000,000	5,036,104	(2,125,984)	17,779,587	545,513,562
Fidelity Global Credit Fund	26,242,053	150,033	--	150,033	--	956,580	27,348,666
Fidelity High Income Fund	189,708,266	2,138,025	20,000,000	2,130,859	1,182,757	6,288,271	179,317,319
Fidelity Inflation-Protected Bond Index Fund	417,876,035	248,859	--	248,861	--	17,794,059	435,918,953
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%	502,472,950	1,323,778,589	1,304,151,126	110,733	--	--	522,100,413
Fidelity New Markets Income Fund	437,744,286	29,534,258	--	4,534,279	--	24,563,605	491,842,149
Fidelity SAI Long-Term Treasury Bond Index Fund	1,107,985,358	4,692,989	100,000,000	4,692,978	2,024,246	(7,434,550)	1,007,268,043
Fidelity SAI Total Bond Fund	9,212,423,374	213,957,630	--	63,949,683	--	258,174,012	9,684,555,016
Fidelity SAI U.S. Treasury Bond Index Fund	--	300,797,489	--	812,140	--	(367,441)	300,430,048
Fidelity Sustainability Bond Index Fund	25,576,136	113,435	--	113,438	--	185,234	25,874,805
Fidelity U.S. Bond Index Fund	101,109,716	464,053,295	--	740,114	--	(1,034,699)	564,128,312
Total	$13,209,499,235	$2,406,065,588	$1,454,151,126	$87,080,116	$1,081,019	$345,309,592	$14,507,804,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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